File Nos. 2-88816
                                                                        811-3940


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]

      Pre-Effective Amendment No.                                       [__]

      Post-Effective Amendment No. 26                                   [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]

      Amendment No. 26                                                  [X]

                        (Check appropriate box or boxes.)

                     Dreyfus Premier New Leaders Fund, Inc.
               (Exact Name of Registrant as Specified in Charter)


                           c/o The Dreyfus Corporation
                    200 Park Avenue, New York, New York 10166
               (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, including Area Code: (212) 922-6000

                              Mark N. Jacobs, Esq.
                                 200 Park Avenue
                            New York, New York 10166
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

            immediately upon filing pursuant to paragraph (b)
      ----
       X    on  May 1, 2003    pursuant to paragraph (b)
               ---------------
      ----
            60 days after filing pursuant to paragraph (a)(i)
      ----
            on                 pursuant to paragraph (a)(i)
               ---------------
      ----
            75 days after filing pursuant to paragraph (a)(ii)
      ----
            on     (date)      pursuant to paragraph (a)(ii) of Rule 485
               ---------------
      ----

If appropriate, check the following box:

            this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
      ----



Dreyfus Premier
New Leaders Fund, Inc.

Seeks capital appreciation by
investing in small and midsize companies


PROSPECTUS May 1, 2003


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.






(PAGE)

Contents

The Fund
--------------------------------------------------------------------------------

Goal/Approach                                                                1

Main Risks                                                                   2

Past Performance                                                             4

Expenses                                                                     5

Management                                                                   6

Financial Highlights                                                         7

Your Investment
--------------------------------------------------------------------------------


Account Policies                                                             9

Distributions and Taxes                                                     13

Services for Fund Investors                                                 14

Instructions for Regular Accounts                                           15

Instructions for IRAs                                                       17


For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE FUND'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.



(PAGE)

                                         Dreyfus Premier New Leaders Fund, Inc.
                                              ---------------------------------

                                        Ticker Symbols  CLASS A: DNLDX


                                                        CLASS B: DNLBX

                                                        CLASS C: DNLCX

                                                        CLASS R: DNLRX

                                                        CLASS T: DNLTX


The Fund

GOAL/APPROACH


The fund seeks to maximize capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in the stocks of small and midsize companies. Often, these companies are "new leaders" in their industry, and are characterized by new or innovative products, services or processes with the potential to enhance earnings growth. The fund's stock investments may include common stocks, preferred stocks and convertible securities, including those purchased in initial public offerings. The fund also may invest in foreign stocks.


The fund defines "small and midsize companies" as companies with market capitalizations of $10 billion or less at the time of investment. However, the fund may continue to hold the securities of companies as their market capitalizations grow above $10 billion, and a substantial portion of the fund's holdings may have market capitalizations higher than $10 billion at any time. The fund is not required to maintain an average or median market capitalization of investments within any particular range.

The fund managers use a sector management approach, supervising a team of sector managers who each make buy and sell decisions within their respective areas of expertise.


In choosing stocks, the fund uses a blended approach, investing in growth stocks, value stocks, or stocks that exhibit the characteristics of both. Using fundamental research and direct management contact, the fund managers identify companies with superior prospects for accelerated earnings growth. They also seek special situations such as corporate restructurings or management changes that could result in a significant increase in the stock price. Based on these factors, the fund managers may overweight or underweight different market sectors, relative to the fund's benchmark index. The fund typically sells a stock when the reasons for buying it no longer apply, or when the company begins to show deteriorating fundamentals or poor relative performance, or when a stock is fully valued by the market.


The fund may, but is not required to, use derivatives, such as options, as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy.

Concepts to understand

GROWTH STOCKS: companies whose earnings are expected to grow faster than the overall market. Often, growth stocks have relatively high price-to-earnings and price-to-book ratios, and tend to be more volatile than value stocks.


VALUE STOCKS: stocks of companies that appear undervalued in terms of price relative to other financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for an event that could trigger a rise in price.


                                                                The Fund 1



(PAGE 1)

MAIN RISKS

The fund's principal risks are discussed below. The value of your investment in the fund will fluctuate, sometimes dramatically, which means you could lose money.

* MARKET RISK. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

* ISSUER RISK. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services.

* SMALLER COMPANY RISK. Small and midsize companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities. These companies may have limited product lines, markets or financial resources, or may depend on a limited management group. Some of the fund's investments will rise and fall based on investor perception rather than economic factors. Other investments, including special situations, are made in anticipation of future products and services or events whose delay or cancellation could cause the stock price to drop.


* GROWTH AND VALUE STOCK RISK. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach what the manager believes is their full market value, either because the market fails to recognize the stock's intrinsic worth or the manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued.


* MARKET SECTOR RISK. The fund may overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries, or sectors.

* FOREIGN INVESTMENT RISK. The fund typically does not focus on foreign security investments. However, to the extent the fund owns such securities, the fund's performance will be influenced by the political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.


2

(PAGE 2)

* DERIVATIVES RISK. The fund may invest in derivative instruments, such as options (including those relating to stocks or indexes). A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the fund's other investments.


* IPO RISK. The fund may purchase securities of companies in initial public offerings (IPOs). The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the fund's performance depends on a variety of factors, including the number of IPOs the fund invests in relative to the size of the fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund's asset base increases, IPOs often have a diminished effect on such fund's performance.


Other potential risks


Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities and money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.


At times, the fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund's after-tax performance.

The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.

                                                                The Fund 3

(PAGE 3)


PAST PERFORMANCE


The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows changes in the fund's Class A performance from year to year. Sales loads are not reflected in the bar chart; if they were, the returns shown would have been lower. The table compares the average annual total returns for the fund's Class A shares to those of the Russell Midcap Index, an unmanaged index of small and midsize company stock performance. All returns assume reinvestment of dividends and distributions. Sales loads are reflected in the performance table. Of course, past performance is no guarantee of future results. Since Class B, C, R and T shares have less than one calendar year of performance, past performance information for those share classes is not included in this part of the prospectus. Performance for each share class will vary from the performance of the fund's other share classes due to differences in expenses.


After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
--------------------------------------------------------------------------------

Year-by-year total returns AS OF 12/31 EACH YEAR (%)

CLASS A SHARES

17.07   -0.15   29.80   17.31   19.54   -3.95   37.42   8.60    -9.56   -11.55
93      94      95      96      97      98      99      00      01      02


BEST QUARTER:                    Q4 '99                          +24.49%

WORST QUARTER:                   Q3 '98                          -20.42%


Average annual total returns AS OF 12/31/02


                                                            1 Year                     5 Years                   10 Years
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
RETURNS BEFORE TAXES                                       -16.63%                     1.56%                      8.68%

CLASS A
RETURNS AFTER TAXES
ON DISTRIBUTIONS                                           -16.64%                    -0.02%                      6.42%

CLASS A
RETURNS AFTER TAXES
ON DISTRIBUTIONS AND
SALE OF FUND SHARES                                        -10.19%                     1.27%                      6.58%

RUSSELL MIDCAP INDEX
REFLECTS NO DEDUCTION FOR
FEES, EXPENSES OR TAXES                                    -16.19%                     2.19%                      9.92%



What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

4




(PAGE 4)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.


Fee table

                                                            CLASS A        CLASS B         CLASS C        CLASS R        CLASS T
------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION FEES (FEES PAID FROM YOUR ACCOUNT)

Maximum front-end sales charge on purchases

AS A % OF OFFERING PRICE                                      5.75            NONE           NONE           NONE           4.50

Maximum contingent deferred sales charge (CDSC)

AS A % OF PURCHASE OR SALE PRICE, WHICHEVER IS LESS           NONE*           4.00           1.00           NONE           NONE*
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)

% OF AVERAGE DAILY NET ASSETS

Management fees                                                .75             .75            .75            .75            .75

Rule 12b-1 fee                                                NONE             .75            .75           NONE            .25

Shareholder services fee                                       .25             .25            .25           NONE            .25


Other expenses                                                 .23             .23            .23            .19            .21
------------------------------------------------------------------------------------------------------------------------------------

TOTAL                                                         1.23            1.98           1.98            .94           1.46


*    SHARES BOUGHT WITHOUT AN INITIAL SALES CHARGE AS PART OF AN INVESTMENT OF
     $1 MILLION OR MORE MAY BE CHARGED A CDSC OF 1.00% IF REDEEMED WITHIN ONE
     YEAR.




Expense example

                                               1 Year               3 Years             5 Years              10 Years
------------------------------------------------------------------------------------------------------------------------------------



CLASS A                                        $693                $943                 $1,212               $1,978

CLASS B
WITH REDEMPTION                                $601                $921                 $1,268               $1,935**

WITHOUT REDEMPTION                             $201                $621                 $1,068               $1,935**

CLASS C
WITH REDEMPTION                                $301                $621                 $1,068               $2,306
WITHOUT REDEMPTION                             $201                $621                 $1,068               $2,306

CLASS R                                        $96                 $300                 $520                 $1,155

CLASS T                                        $592                $891                 $1,212               $2,118


**   ASSUMES CONVERSION OF CLASS B TO CLASS A AT END OF THE SIXTH YEAR FOLLOWING
     THE DATE OF PURCHASE.


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.


RULE 12B-1 FEE: the fee paid to the fund's distributor for financing the sale and distribution of Class B, Class C and Class T shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.


SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for shareholder services.


OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees. These expenses for Class B, C, R and T shares are estimated based on other expenses for Class A for the past fiscal year; actual expenses may vary.


                                                                The Fund 5




(PAGE 5)

MANAGEMENT


The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $170 billion in over 200 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.75% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.9 trillion of assets under management, administration or custody, including approximately $566 billion under management. Mellon provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Hilary Woods and Paul Kandel have been the fund's primary portfolio managers since October 1996. Ms. Woods joined Dreyfus in 1987 as senior sector manager for the capital goods industry. Mr. Kandel joined Dreyfus in 1994 as senior sector manager for the technology and telecommunications industries.

The fund, Dreyfus and Dreyfus Service Corporation (the fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

6


(PAGE 6)

FINANCIAL HIGHLIGHTS


The following tables describe the performance of each share class for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.



                                                                                            YEAR ENDED DECEMBER 31,

 CLASS A                                                                        2002(1)     2001       2000      1999       1998
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                           39.54      45.51     50.67      41.31      44.35

 Investment operations:  Investment income (loss) -- net                       .00(2,3)  (.02)(2)  (.02)(2)  (.04)(2)      (.10)

                         Net realized and unrealized
                         gain (loss) on investments                            (4.56)     (4.37)      4.03      15.33     (1.78)

 Total from investment operations                                              (4.56)     (4.39)      4.01      15.29     (1.88)

 Distributions:          Dividends from net realized
                         gain on investments                                    (.04)     (1.58)    (9.17)     (5.93)     (1.17)

 Redemption fee reimbursed                                                      .00(3)     .00(3)    .00(3)     .00(3)       .01

 Net asset value, end of period                                                 34.94      39.54     45.51      50.67      41.31

 Total Return (%)                                                          (11.55)(4)     (9.56)      8.60      37.42     (3.95)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                         1.23       1.16      1.10       1.13       1.14

 Ratio of net investment income (loss)
 to average net assets                                                          .00(5)     (.06)     (.03)      (.08)      (.21)

 Portfolio turnover rate                                                       113.51     111.66     97.33      95.49     107.38
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                        492,628    603,664   697,810    673,351    684,748

(1) THE FUND COMMENCED OFFERING FIVE CLASSES OF SHARES ON NOVEMBER 27, 2002.
THE EXISTING SHARES WERE REDESIGNATED CLASS A SHARES.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.

(4)  EXCLUSIVE OF SALES CHARGE.

(5)  AMOUNT REPRESENTS LESS THAN .01%.

                                                                                                                      The Fund 7




(PAGE 7)

FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                  PERIOD ENDED DECEMBER 31, 2002(1)

                                                                         CLASS B         CLASS C         CLASS R         CLASS T
--------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                     35.42           35.42           35.42           35.42

 Investment operations:  Investment income -- net(2)                        .01             .03             .03             .01

                         Net realized and unrealized
                         (loss) on investments                            (.50)           (.52)           (.49)           (.49)

 Total from investment operations                                         (.49)           (.49)           (.46)           (.48)

 Net asset value, end of period                                           34.93           34.93           34.96           34.94

 Total Return (%)(3)                                                  (1.38)(4)       (1.35)(4)          (1.30)       (1.35)(4)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets(3)                                 .19             .19             .09             .14

 Ratio of net investment income to average net assets(3)                    .05             .08             .07             .02

 Portfolio turnover rate                                                 113.51          113.51          113.51          113.51
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                       74              36               1               1

(1)  FROM NOVEMBER 27, 2002 (COMMENCEMENT OF INITIAL OFFERING) TO DECEMBER 31, 2002.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  NOT ANNUALIZED.

(4)  EXCLUSIVE OF SALES CHARGE.


8


(PAGE 8)


Your Investment

ACCOUNT POLICIES

THE DREYFUS PREMIER FUNDS are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described herein.

YOU WILL NEED TO CHOOSE A SHARE CLASS before making your initial investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some cases, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but higher annual fees and a contingent deferred sales charge (CDSC).


Reduced Class A and Class T sales charge

LETTER OF INTENT: lets you purchase Class A and Class T shares over a 13-month period at the same sales charge as if all shares had been purchased at once.


RIGHT OF ACCUMULATION: lets you add the value of any shares you own in this fund or any other Dreyfus Premier fund, or any fund advised by Founders Asset Management LLC (Founders), an affiliate of Dreyfus, sold with a sales load, to the amount of your next Class A or Class T investment for purposes of calculating the sales charge.


CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SAI) OR YOUR FINANCIAL REPRESENTATIVE FOR MORE DETAILS.



* CLASS A shares may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments and/or have a longer-term investment horizon.


* CLASS B shares may be appropriate for investors who wish to avoid paying a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a longer-term investment horizon.

* CLASS C shares may be appropriate for investors who wish to avoid paying a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a shorter-term investment horizon.

* CLASS R shares are designed for eligible institutions and their clients (individuals may not purchase these shares directly).


* CLASS T shares may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments and have a shorter-term investment horizon. Because Class A has lower expenses than Class T, if you invest $1 million or more in the fund you should consider buying Class A shares.

Your financial representative can help you choose the share class that is appropriate for you.



                                                        Your Investment 9




(PAGE 9)

ACCOUNT POLICIES (CONTINUED)

Share class charges

EACH SHARE CLASS has its own fee structure. In some cases, you may not have to pay a sales charge or may qualify for a reduced sales charge to buy or sell shares. Consult your financial representative or the SAI to see if this may apply to you. Shareholders beneficially owning fund shares on November 25, 2002 may purchase Class A shares without a front-end sales load. See the SAI.
--------------------------------------------------------------------------------

Sales charges

CLASS A AND CLASS T -- CHARGED WHEN YOU BUY SHARES



                                                     Sales charge                               Sales charge
                                                     deducted as a %                            as a % of your
Your investment                                      of offering price                          net investment
------------------------------------------------------------------------------------------------------------------------------------
                                                     Class                 Class                Class                Class
                                                     A                     T                    A                    T
------------------------------------------------------------------------------------------------------------------------------------

Up to $49,999                                        5.75%                 4.50%                6.10%                4.70%

$50,000 -- $99,999                                   4.50%                 4.00%                4.70%                4.20%

$100,000 -- $249,999                                 3.50%                 3.00%                3.60%                3.10%

$250,000 -- $499,999                                 2.50%                 2.00%                2.60%                2.00%

$500,000 -- $999,999                                 2.00%                 1.50%                2.00%                1.50%

$1 million or more*                                  0.00%                 0.00%                0.00%                0.00%

*    A 1.00% CDSC may be charged on any shares sold within one year of purchase
     (except shares bought through dividend reinvestment).



Class T shares also carry an annual Rule 12b-1 fee of 0.25% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS B -- CHARGED WHEN YOU SELL SHARES

                                 CDSC as a % of your initial
Years since purchase             investment or your redemption
was made                         (whichever is less)
--------------------------------------------------------------------------------

Up to 2 years                    4.00%

2 -- 4 years                     3.00%

4 -- 5 years                     2.00%

5 -- 6 years                     1.00%

More than 6 years                Shares will automatically
                                 convert to Class A

Class B shares also carry an annual Rule 12b-1 fee of 0.75% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS C -- CHARGED WHEN YOU SELL SHARES

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 0.75% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS R -- NO SALES LOAD OR RULE 12B-1 FEES

Buying shares


THE NET ASSET VALUE (NAV) of each class is generally calculated as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) on days the exchange is open for regular business. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board. Foreign securities held by the fund may trade on days that the fund is not open for business, thus affecting the value of the fund's assets on days when fund shareholders may not be able to buy or sell fund shares.


ORDERS TO BUY AND SELL SHARES received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (usually 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.
--------------------------------------------------------------------------------

Minimum investments

                                   Initial            Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS                   $1,000             $100; $500 FOR
                                                      DREYFUS TELETRANSFER
                                                      INVESTMENTS

TRADITIONAL IRAS                   $750               NO MINIMUM

SPOUSAL IRAS                       $750               NO MINIMUM

ROTH IRAS                          $750               NO MINIMUM

EDUCATION SAVINGS                  $500               NO MINIMUM
ACCOUNTS                                              AFTER THE FIRST YEAR

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.


10




(PAGE 10)

Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

TO KEEP YOUR CDSC AS LOW AS POSSIBLE, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for details.

BEFORE SELLING SHARES RECENTLY PURCHASED by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

* if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares


* the fund will not process wire, telephone, online or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of those shares

Limitations on selling shares by phone or online

Proceeds                    Minimum                   Maximum
sent by                     phone/online              phone/online
--------------------------------------------------------------------------------

CHECK*                      NO MINIMUM                $250,000 PER DAY

WIRE                        $1,000                    $500,000 FOR JOINT
                                                      ACCOUNTS EVERY 30 DAYS/
                                                      $20,000 PER DAY

DREYFUS                     $500                      $500,000 FOR JOINT
TELETRANSFER                                          ACCOUNTS EVERY 30 DAYS/
                                                      $20,000 PER DAY

* NOT AVAILABLE ONLINE ON ACCOUNTS WHOSE ADDRESS HAS BEEN CHANGED WITHIN THE LAST 30 DAYS.


Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

*    requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.


Concepts to understand

NET ASSET VALUE (NAV): the market value of one share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund's Class A and Class T shares are offered to the public at NAV plus a sales charge. Classes B, C and R are offered at NAV, but Classes B and C generally are subject to higher annual operating expenses and a CDSC.


                                                        Your Investment 11



(PAGE 11)


ACCOUNT POLICIES (CONTINUED)


General policies

IF YOUR ACCOUNT FALLS BELOW $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.


UNLESS YOU DECLINE TELESERVICE PRIVILEGES on your application, the fund's transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund's transfer agent takes reasonable measures to confirm that instructions are genuine.


THE FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

* refuse any purchase or exchange request in excess of 1% of the fund's total assets

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*    change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).


12


(PAGE 12)


DISTRIBUTIONS AND TAXES

THE FUND USUALLY PAYS ITS SHAREHOLDERS DIVIDENDS from its net investment income, and distributes any net capital gains it has realized, once a year. Each share class will generate a different dividend because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-deferred account where taxation may be deferred). High portfolio turnover and more volatile markets can result in higher taxable distributions to shareholders, regardless of whether their shares increased in value. The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are federally taxable as follows:
--------------------------------------------------------------------------------

Taxability of distributions

Type of                   Tax rate for               Tax rate for
distribution              10% or 15% bracket         27% bracket or above
--------------------------------------------------------------------------------

INCOME                    ORDINARY                   ORDINARY
DIVIDENDS                 INCOME RATE                INCOME RATE

SHORT-TERM                ORDINARY                   ORDINARY
CAPITAL GAINS             INCOME RATE                INCOME RATE

LONG-TERM
CAPITAL GAINS             8%/10%                     18%/20%

The tax status of your dividends and distributions will be detailed in your annual tax statement from the fund.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on transactions

Except for tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability. Of course, withdrawals or distributions from tax-deferred accounts are taxable when received.

The table at left also can provide a guide for potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months; the lower rate shown applies to shares held for more than five years and, for the 27% or above tax bracket, purchased after December 31, 2000.


                                                        Your Investment 13





(PAGE 13)

SERVICES FOR FUND INVESTORS

THE THIRD PARTY THROUGH WHOM YOU PURCHASED fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.
--------------------------------------------------------------------------------

For investing

DREYFUS AUTOMATIC               For making automatic investments
ASSET BUILDER((reg.tm))         from a designated bank account.

DREYFUS PAYROLL                 For making automatic investments
SAVINGS PLAN                    through a payroll deduction.

DREYFUS GOVERNMENT              For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DREYFUS DIVIDEND                For automatically reinvesting the
SWEEP                           dividends and distributions from
                                the fund into another Dreyfus fund
                                or certain Founders-advised funds
                                (not available for IRAs).
--------------------------------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                   For making regular exchanges
EXCHANGE PRIVILEGE              from the fund into another
                                Dreyfus fund or certain
                                Founders-advised funds.
--------------------------------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC               For making regular withdrawals
WITHDRAWAL PLAN                 from most Dreyfus funds. There will  be no CDSC
                                on Class B shares, as long as the amount of any withdrawal does not exceed an annual rate of 12% of the greater of the account value at the time of the first withdrawal under the plan, or at the time of the subsequent withdrawal.

Exchange privilege

YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund or Founders-advised fund. You also can exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges.

Dreyfus TeleTransfer privilege


TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application, or contact your financial representative.


Reinvestment privilege

UPON WRITTEN REQUEST, YOU CAN REINVEST up to the number of Class A, B or T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

EVERY FUND INVESTOR automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.


14




(PAGE 14)

INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.


   Mail your application and a check to:
   Name of Fund
   P.O. Box 55268, Boston, MA 02205-8502
   Attn: Institutional Processing



TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.


Mail the slip and the check to:
Name of Fund
P.O. Box 55268, Boston, MA 02205-8502
Attn: Institutional Processing



           By Telephone

   WIRE  Have your bank send your
investment to The Bank of New York, with these instructions:

   * ABA# 021000018

   * DDA# 8900051876

   * the fund name

   * the share class

   * your Social Security or tax ID number

   * name(s) of investor(s)

   * dealer number if applicable

   Call us to obtain an account number. Return your application with the account number on the application.

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* DDA# 8900051876

* the fund name

* the share class

* your account number

* name(s) of investor(s)

* dealer number if applicable

ELECTRONIC CHECK  Same as wire, but insert "1111" before your account number.

DREYFUS TELETRANSFER Request Dreyfus TeleTransfer on your application. Call us or your financial representative to request your transaction.


TO SELL SHARES


Write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* the fund name


* the share class


* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").


Mail your request to:
The Dreyfus Family of Funds
P.O. Box 55268, Boston, MA 02205-8502
Attn: Institutional Processing


WIRE Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

DREYFUS TELETRANSFER Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

CHECK Call us or your financial representative to request your transaction. A check will be sent to the address of record.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

To open an account, make subsequent investments or to sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS FAMILY OF FUNDS.

                                                        Your Investment 15




(PAGE 15)

INSTRUCTIONS FOR REGULAR ACCOUNTS (continued)

   TO OPEN AN ACCOUNT

            Online (www.dreyfus.com)


TO ADD TO AN ACCOUNT

DREYFUS TELETRANSFER Request Dreyfus TeleTransfer on your application. Visit the Dreyfus Web site to request your transaction.

TO SELL SHARES

WIRE Visit the Dreyfus Web site to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

DREYFUS TELETRANSFER Visit the Dreyfus Web site to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

CHECK Visit the Dreyfus Web site to request your transaction. A check will be sent to the address of record.

            Automatically

   WITH AN INITIAL INVESTMENT  Indicate
on your application which automatic service(s) you want. Return your application with your investment.

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

DREYFUS AUTOMATIC WITHDRAWAL PLAN Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

16





(PAGE 16)

INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

            In Writing

   Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

   Mail your application and a check to:
   The Dreyfus Trust Company, Custodian
   P.O. Box 55552, Boston, MA 02205-8568
   Attn:  Institutional Processing

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail the slip and the check to: The Dreyfus Trust Company, Custodian P.O. Box 55552, Boston, MA 02205-8568 Attn: Institutional Processing

           By Telephone


WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* DDA# 8900051876

* the fund name

* the share class * your account number

* name of investor

* the contribution year

* dealer number if applicable

ELECTRONIC CHECK  Same as wire, but insert "1111" before your account number.

            Automatically

ALL SERVICES Call us or your financial representative to request a form to add an automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

All contributions will count as current year.

TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature

* your account number

* the fund name

* the share class

* the dollar amount you want to sell

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").

Mail your request to: The Dreyfus Trust Company P.O. Box 55552, Boston, MA 02205-8568 Attn: Institutional Processing


SYSTEMATIC WITHDRAWAL PLAN Call us or your financial representative to request instructions to establish the plan.

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN.

                                                        Your Investment 17




(PAGE 17)

NOTES

(PAGE)

[Application page 1]
(PAGE)

[Application page 2]
(PAGE)



NOTES

(PAGE)


For More Information

Dreyfus Premier New Leaders Fund, Inc.
--------------------------------------
SEC file number:  811-3940

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's man-agers discussing recent market conditions, econom-ic trends and fund strategies that significantly affect-ed the fund's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the fund and its poli-cies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE
Call your financial representative or 1-800-554-4611

BY MAIL  Write to:
The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:

http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2003 Dreyfus Service Corporation                                    085P0503


________________________________________________________________________________

                    DREYFUS PREMIER NEW LEADERS FUND, INC.

            CLASS A, CLASS B, CLASS C, CLASS R, AND CLASS T SHARES
                     STATEMENT OF ADDITIONAL INFORMATION

                                 MAY 1, 2003

________________________________________________________________________________


      This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of Dreyfus Premier New Leaders Fund, Inc. (the "Fund"), dated May 1, 2003, as it may be revised from time to time. To obtain a copy of the Fund's Prospectus, please call your financial adviser, or write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, visit the Dreyfus.com website or call 1-800-554-4611 or call 1-800-554-4611.


      The Fund's most recent Annual Report and Semi-Annual Report to Shareholders are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent auditors appearing in the Annual Report and most recent Semi-Annual Report are incorporated by reference in this Statement of Additional Information.


                                 TABLE OF CONTENTS

                                                                          PAGE

Description of the Fund....................................................B-2
Management of the Fund.....................................................B-14

Management Arrangements....................................................B-22
How to Buy Shares..........................................................B-27
Distribution Plan and Shareholder Services Plan............................B-34
How to Redeem Shares.......................................................B-36
Shareholder Services.......................................................B-40
Determination of Net Asset Value...........................................B-46
Dividends, Distributions and Taxes.........................................B-46
Performance Information....................................................B-52
Information About the Fund.................................................B-53
Counsel and Independent Auditors...........................................B-54


                             DESCRIPTION OF THE FUND

     The Fund is a Maryland corporation that commenced operations on January 29, 1985. The Fund is an open-end management investment company, known as a mutual fund. The Fund is a diversified fund, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer nor hold more than 10% of the outstanding voting securities of any single issuer (other than, in each case, securities of other investment companies, and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities). Effective November 26, 2002, the Fund changed its name from "Dreyfus New Leaders Fund, Inc." to its current name, renamed its existing shares "Class A shares" and commenced offering Class B, Class C, Class R, and Class T shares.

     The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser.

     Dreyfus Service Corporation (the "Distributor") is the distributor of the Fund's shares.

CERTAIN PORTFOLIO SECURITIES

     The following information supplements and should be read in conjunction with the Fund's Prospectus.

     COMMON AND PREFERRED STOCKS. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, the Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. The Fund may purchase trust preferred securities which are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. These securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated company. Holders of the trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the parent company.

     CONVERTIBLE SECURITIES. Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

     Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

     Convertible securities provide for a stable stream of income with generally higher yields than common stocks, but there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

     FOREIGN EQUITY SECURITIES; FOREIGN GOVERNMENT OBLIGATIONS; SECURITIES OF SUPRANATIONAL ENTITIES. The Fund may invest up to 25% of its assets in the equity securities of foreign companies. The Fund also may invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Manager to be of comparable quality to the other obligations in which the Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.


     DEPOSITARY RECEIPTS. The Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts and American Depositary Shares (collectively, "ADRs") and Global Depositary Receipts and Global Depositary Shares (collectively, "GDRs") and other forms of depositary receipts and shares. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued outside the United States typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets and GDRs in bearer form are designed for use outside the United States.

     These securities may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

     INVESTMENT COMPANIES. The Fund may invest in securities issued by other investment companies. Under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund's investment in such securities, subject to certain exceptions, currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in the aggregate. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. The Fund also may invest in its uninvested cash reserves or cash it receives as collateral from borrowers of its portfolio securities in connection with the Fund's securities lending program in shares of on or more money market funds advised by the Manager. Such investment will not be subject to the limitations described above, except that the Fund's aggregate investment of uninvested cash reserves in such money market funds may not exceed 25% of its total assets. See "Lending Portfolio Securities."

     EXCHANGE-TRADED FUNDS. The Fund may invest in shares of exchange-traded investment companies (collectively, "ETFs") which are designed to provide investment results corresponding to a securities index. These may include Standard & Poor's Depositary Receipts ("SPDRs"), DIAMONDS, Nasdaq-100 Index Tracking Stock (also referred to as "Nasdaq-100 Shares") and iShares exchange-traded funds ("iShares"). ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities, in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index. The benchmark indices of SPDRs, DIAMONDS and Nasdaq-100 Shares are the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average and the Nasdaq-100 index, respectively. The benchmark index for iShares varies, generally corresponding to the name of the particular iShares fund. ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per share basis.

     The values of ETFs are subject to change as the values of their respective component stocks fluctuate according to market volatility. Investments in ETFs that are designed to correspond to an equity index involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of ETFs invested in by the Fund. Moreover, the Fund's investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities.


     WARRANTS. A warrant is a form of derivative that gives the holder the right to subscribe to a specified amount of the issuing corporation's capital stock at a set price for a specified period of time. The Fund may invest up to 2% of its net assets in warrants, except that this limitation does not apply to warrants purchased by the Fund that are sold in units with, or attached to, other securities.

     ILLIQUID SECURITIES. The Fund may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. These securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice, and certain privately negotiated, non-exchange traded options and securities used to cover such options. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

     ZERO COUPON SECURITIES. The Fund may invest in zero coupon U.S. Treasury securities, which are Treasury Notes and Bonds that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. Zero coupon securities also are issued by corporations and financial institutions and constitute a proportionate ownership of the issuer's pool of underlying U.S. Treasury securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The amount of the discount fluctuates with the market price of the security. The market prices of zero coupon securities generally are more volatile and are likely to respond to a greater degree to changes in interest rates than the market prices of securities that pay interest periodically having similar maturities and credit qualities.

     MONEY MARKET INSTRUMENTS. When the Manager determines that adverse market conditions exist, the Fund may adopt a temporary defensive position and invest some or all of its assets in money market instruments, including U.S. Government securities, repurchase agreements, bank obligations and commercial paper. The Fund also may purchase money market instruments when it has cash reserves or in anticipation of taking a market position.

INVESTMENT TECHNIQUES

     The following information supplements and should be read in conjunction with the Fund's Prospectus.

     FOREIGN CURRENCY TRANSACTIONS. The Fund may enter into foreign currency transactions for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security the Fund has agreed to buy or sell; or to hedge the U.S. dollar value of securities the Fund already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated.

     Foreign currency transactions may involve, for example, the Fund's purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies. A short position would involve the Fund agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Fund contracted to receive. The Fund's success in these transactions will depend principally on the Manager's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

     Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.

     BORROWING MONEY. The Fund is permitted to borrow to the extent permitted under the 1940 Act, which permits an investment company to borrow in an amount up to 33-1/3% of the value of its total assets. The Fund currently intends to borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While such borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments.

     SHORT-SELLING. In these transactions, the Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively.

     The Fund will not sell securities short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund's net assets. The Fund may not make a short sale which results in the Fund having sold short in the aggregate more than 5% of the outstanding securities of any class of an issuer.

     The Fund also may make short sales "against the box," in which the Fund enters into a short sale of a security it owns. At no time will more than 15% of the value of the Fund's net assets be in deposits on short sales against the box.

     Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) segregate permissible liquid assets in an amount that, together with the amount provided as collateral, always equals the current value of the security sold short; or (b) otherwise cover its short position.

     LENDING PORTFOLIO SECURITIES. The Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Fund remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. The Fund also has the right to terminate a loan at any time. The Fund may call the loan to vote proxies if a material issue affecting the Fund's investment is to be voted upon. Loans of portfolio securities may not exceed 33-1/3% of the value of the Fund's total assets (including the value of all assets received as collateral for the loan). The Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of a letter of credit or securities, the borrower will pay the Fund a loan premium fee. If the collateral consists of cash, the Fund will reinvest the cash and pay the borrower a pre-negotiated fee or "rebate" from any return earned on the investment. The Fund may participate in a securities lending program operated by Mellon Bank, N.A., as lending agent (the "Lending Agent"). The Lending Agent will receive a percentage of the total earnings of the Fund derived from lending its portfolio securities. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the Manager to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund will minimize this risk by limiting the investment of cash collateral to money market funds advised by the Manager, repurchase agreements or other high quality instruments with short maturities.

     DERIVATIVES. The Fund may invest in, or enter into, derivatives, such as options, for a variety of reasons, including to hedge certain market risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than "traditional" securities would.

     Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Fund's performance.

     If the Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund's return or result in a loss. The Fund also could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

     Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily variation margin system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Manager will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by the Fund. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

     Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund may be required to segregate permissible liquid assets to cover its obligations relating to its transactions in derivatives. To maintain this required cover, the Fund may have to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a derivative position at a reasonable price. In addition, the segregation of such assets will have the effect of limiting the Fund's ability otherwise to invest those assets.

     OPTIONS--IN GENERAL. The Fund may invest up to 5% of its assets, represented by the premium paid, in the purchase of call and put options. The Fund may write (i.e., sell) covered call and put option contracts to the extent of 20% of the value of its net assets at the time such option contracts are written. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.


     A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction by segregating permissible liquid assets. A put option written by the Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. The Fund receives a premium from writing covered call or put options which it retains whether or not the option is exercised.


     There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

     SPECIFIC OPTIONS TRANSACTIONS. The Fund may purchase and sell call and put options in respect of specific securities (or groups or "baskets" of specific securities) or stock indices listed on national securities exchanges or traded in the over-the-counter market. An option on a stock index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index. Instead, the option holder receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing stock index options will depend upon price movements in the level of the index rather than the price of a particular stock.

     The Fund may purchase and sell call and put options on foreign currency. These options convey the right to buy or sell the underlying currency at a price which is expected to be lower or higher than the spot price of the currency at the time the option is exercised or expires.

     Successful use by the Fund of options will be subject to the Manager's ability to predict correctly movements in the prices of individual stocks or the stock market generally. To the extent the Manager's predictions are incorrect, the Fund may incur losses.

     FUTURE DEVELOPMENTS. The Fund may take advantage of opportunities in options and any other derivatives which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund will provide appropriate disclosure in its Prospectus or this Statement of Additional Information.

     FORWARD COMMITMENTS. The Fund may purchase and sell securities on a forward commitment or when-issued basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment or when-issued security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. The Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will segregate permissible liquid assets at least equal at all times to the amount of the Fund's purchase commitments.

     Securities purchased on a forward commitment or when-issued basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment or when-issued basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment or when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.

CERTAIN INVESTMENT CONSIDERATIONS AND RISKS

     EQUITY SECURITIES. Equity securities, including common stocks, preferred stocks, convertible securities and warrants, fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced. Changes in the value of the Fund's investments will result in changes in the value of its shares and thus the Fund's total return to investors.

     The Fund may invest in securities issued by companies in the technology sector, which has been among the most volatile sectors of the stock market. Technology companies involve greater risk because their revenues and earnings tend to be less predictable (and some companies may be experiencing significant losses) and their share prices tend to be more volatile. Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, theses companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated. Investor perception may play a greater role in determining the day-to-day value of technology stocks than its does in other sectors. Fund investments made in anticipation of future products and services may decline dramatically in value if the anticipated products or services are delayed or canceled.

     The Fund may purchase securities of small capitalization companies, the prices of which may be subject to more abrupt or erratic market movements than larger, more established companies. These securities typically are traded in lower volume and the issuers typically are more subject to changes in earnings and prospects.


     The Fund may purchase securities of companies in initial public offerings ("IPOs") or shortly thereafter. An IPO is a corporation's first offering of stock to the public. Shares are given a market value reflecting expectations for the corporation's future growth. Special rules of the National Association of Securities Dealers, Inc. ("NASD") apply to the distribution of IPOs. Corporations offering IPOs generally have limited operating histories and may involve greater investment risk. The prices of these companies' securities can be very volatile, rising and falling rapidly, sometimes based solely on investor perceptions rather than economic reasons.


     FOREIGN SECURITIES. Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States.

     Because evidences of ownership of foreign securities usually are held outside the United States, the Fund will be subject to additional risks which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect or restrict the payment of principal, interest and dividends on the foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise. Moreover, foreign securities held by the Fund may trade on days when the Fund does not calculate its net asset value and thus affect the Fund's net asset value on days when investors have no access to the Fund.

     Since foreign securities often are purchased with and payable in currencies of foreign countries, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

     SIMULTANEOUS INVESTMENTS. Investment decisions for the Fund are made independently from those of the other investment companies advised by the Manager. The Manager has adopted written trade allocation procedures for its equity and fixed income trading desks. Under the procedures, portfolio managers or the trading desks will ordinarily seek to aggregate (or "bunch") orders that are placed or received concurrently for more than one investment company or account. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund. The Fund, together with other investment companies advised by the Manager and its affiliates, may own significant positions in portfolio companies which, depending on market conditions, may affect adversely the Fund's ability to dispose of some or all of its positions should it desire to do so.

INVESTMENT RESTRICTIONS


     Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks (or other investments with similar economic characteristics) of small and midsize companies as described in the Prospectus. The Fund has adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in its policy to so invest 80% of its assets. The Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. In addition, the Fund has adopted investment restrictions numbered 1 through 14 as fundamental policies. Investment restrictions numbered 15 and 17 are not fundamental policies and may be changed by a vote of a majority of the Fund's Board members at any time. The Fund may not:


     1. Purchase the securities of any issuer (other than a bank) if such purchase would cause more than 5% of the value of its total assets to be invested in securities of such issuer, or invest more than 15% of its assets in the obligations of any one bank, except that up to 25% of the value of the Fund's total assets may be invested, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities may be purchased, without regard to such limitations.

     2. Purchase the securities of any issuer if such purchase would cause the Fund to hold more than 10% of the outstanding voting securities of such issuer. This restriction applies only with respect to 75% of the Fund's assets.

     3. Purchase securities of any company having less than three years' continuous operations (including operations of any predecessors) if such purchase would cause the value of the Fund's investments in all such companies to exceed 5% of the value of its total assets.



     4. Purchase or retain the securities of any issuer if the officers or Board members of the Fund or of the Manager who individually own beneficially more than 1/2 of 1% of the securities of such issuer together own beneficially more than 5% of the securities of such issuer.

     5. Purchase, hold or deal in commodities or commodity contracts or in real estate, but this shall not prohibit the Fund from investing in securities of companies engaged in real estate activities or investments.

     6. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets).


     7. Lend any securities or make loans to others, except to the extent permitted under the 1940 Act (which currently limits such loans to no more than 33-1/3% of the value of the Fund's total assets) or as otherwise permitted by the Securities and Exchange Commission. For purposes of this Investment Restriction, the purchase of debt obligations (including acquisitions of loans, loan participations or other forms of debt instruments) and the entry into repurchase agreements shall not constitute loans by the Fund. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Fund's Board.


     8. Act as an underwriter of securities of other issuers.

     9. Invest in the securities of a company for the purpose of exercising management or control, but the Fund will vote the securities it owns in its portfolio as a shareholder in accordance with its views.

     10. Purchase securities on margin, but the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities.

     11. Engage in the purchase and sale of put, call, straddle or spread options or in writing such options, except that the Fund (a) may purchase put and call options to the extent that the premiums paid by it on all outstanding options at any one time do not exceed 5% of its total assets and may enter into closing sale transactions with respect to such options and (b) may write and sell covered call option contracts on securities owned by the Fund not exceeding 20% of the value of its net assets at the time such option contracts are written. The Fund also may purchase call options without regard to the 5% limitation set forth above to enter into closing purchase transactions. In connection with the writing of covered call options, the Fund may pledge assets to an extent not greater than 20% of the value of its total assets at the time such options are written.

     12 Invest more than 25% of its assets in investments in any particular industry or industries, provided that, when the Fund has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, bankers' acceptances of domestic issuers, time deposits and certificates of deposit.

     13. Purchase warrants in excess of 2% of net assets. For purposes of this restriction, such warrants shall be valued at the lower of cost or market, except that warrants acquired by the Fund in units or attached to securities shall not be included within this 2% restriction.

     14. Invest in interests in oil, gas or mineral exploration or development programs.

     15. Pledge, mortgage, hypothecate or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options and forward contracts, including those relating to indices, and options on indices.

     16. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 15% of the value of the Fund's net assets would be so invested.


     17. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act.


      While not a fundamental policy, the Fund will not invest in oil, gas, and other mineral leases, or real estate limited partnerships.

     If a percentage restriction is adhered to at the time an investment is made, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction. With respect to Investment Restriction No. 6, however, if borrowings exceed 33-1/3% of the value of the Fund's total assets as a result of a change in values or assets, the Fund must take steps to reduce such borrowings at least to the extent of such excess.


     The Fund and the Manager have received an exemptive order from the Securities and Exchange Commission, which, among other things, permits the Fund to use cash collateral received in connection with lending the Fund's securities and other uninvested cash to purchase shares of one or more registered money market funds advised by the Manager in excess of limitations imposed by the 1940 Act.


                             MANAGEMENT OF THE FUND

     The Fund's Board is responsible for the management and supervision of the Fund, and approves all significant agreements with those companies that furnish services to the Fund. These companies are as follows:

      The Dreyfus Corporation...................Investment Adviser
      Dreyfus Service Corporation...............Distributor
      Dreyfus Transfer, Inc.....................Transfer Agent
      Mellon Bank, N.A..........................Custodian


BOARD MEMBERS OF THE FUND1

     Board members of the Fund, together with information as to their positions with the Fund, principal occupations and other board memberships and affiliations, are shown below.



Name (Age)                             Principal Occupation
POSITION WITH FUND (SINCE)             DURING PAST 5 YEARS                OTHER BOARD MEMBERSHIPS AND  AFFILIATIONS



Joseph S. DiMartino (59)               Corporate Director and             The Muscular Dystrophy Association, DIRECTOR
Chairman of the Board                    Trustee                          Levcor International, Inc., an apparel fabric
(1995)                                                                      processor, DIRECTOR
                                                                          Century Business Services, Inc., a provider of
                                                                            outsourcing functions for small and medium size
                                                                            companies, DIRECTOR
                                                                          The Newark Group, a provider of a national market
                                                                            of paper recovery facilities, paperboard mills
                                                                            and paperboard converting plants, DIRECTOR


David W. Burke (66)                    Corporate Director and Trustee     John F. Kennedy Library Foundation, DIRECTOR
Board Member (1994)                                                       U.S.S. Constitution Museum, DIRECTOR



William Hodding Carter III (67)        President and Chief Executive      Independent Sector, DIRECTOR
Board Member (1988)                       Officer of the John S. and      The Century Foundation, DIRECTOR
                                          James L. Knight Foundation      The Enterprise Corp. of The Delta, DIRECTOR
                                          (1998-present)                  Foundation of The Mid-South, DIRECTOR
                                       President and Chairman of
                                          MainStreet TV (1985 - 1998)
                                       Knight Professor in Journalism
                                          at the University of Maryland
                                          (1995 - 1998)


Ehud Houminer (62)                     Professor and                      Avnet Inc., an electronics distributor, DIRECTOR
Board Member (1996)                       Executive-in-Residence at the   Super Sol Limited, an Israeli supermarket chain,
                                          Columbia  Business School,         DIRECTOR
                                          Columbia  University
                                       Principal of Lear, Yavitz and
                                          Associates, a management
                                          consulting firm


Richard C. Leone (62)                  President of The Century
Board Member (1976)                       Foundation (formerly, The
                                          Twentieth Century Fund,
                                          Inc.), a tax exempt research
                                          foundation  engaged in the
                                          study of economic, foreign
                                          policy and domestic issues

Hans C. Mautner (65)                   Vice Chairman and a Director of
Board Member (1978)                       Simon Property Group, a real
                                          estate investment company
                                          (1998 - present)
                                       Chairman of Simon Global
                                          Limited, a real estate
                                          company (1998 - present)
                                       Chairman, Chief Executive
                                          Officer and a Trustee of
                                          Corporate Property Investors,
                                          which merged into Simon
                                          Property Group in 1998 (1977
                                          - 1998)

Robin A. Pringle (39)                  Senior Vice President of
Board Member (1995)                       Mentor/National Mentoring
                                          Partnership, a national
                                          non-profit organization that
                                          is leading the movement to
                                          connect America's young
                                          people with caring adult
                                          mentors

John E. Zuccotti (65)                  Chairman of Brookfield Financial
Board Member (1984)                       Properties, Inc.

_________________
1    None of the Board members are "interested persons" of the Fund, as defined in the 1940 Act.




     Board members are elected to serve for an indefinite term. The Fund has standing audit, nominating and compensation committees, each comprised of its Board members who are not "interested persons" of the Fund, as defined in the 1940 Act. The function of the audit committee is to oversee the Fund's financial and reporting policies and certain internal control matters; the function of the nominating committee is to select and nominate all candidates who are not "interested persons" of the Fund for election to the Fund's Board; and the function of the compensation committee is to establish the appropriate compensation for serving on the Board. The nominating committee does not normally consider nominees recommended by shareholders. The Fund also has a standing pricing committee comprised of any one Board member. The function of the pricing committee is to assist in valuing the Fund's investments. The audit committee met four times during the fiscal year ended December 31, 2002. The compensation, pricing, and nominating committees did not meet during last fiscal the year.

     The table below indicates the dollar range of each Board member's ownership of Fund shares and shares of other funds in the Dreyfus Family of Funds for which he or she is a Board member, in each case as of December 31, 2002.


                                                   Aggregate Holding of Funds in
NAME OF BOARD MEMBER          FUND                 THE DREYFUS FAMILY OF FUNDS

Joseph S. DiMartino           None                 Over $100,000

David W. Burke                Over $100,000        Over $100,000

William Hodding Carter III    None                 None

Ehud Houminer                 None                 Over $100,000

Richard C. Leone              None                 Over $100,000

Hans C. Mautner               None                 Over $100,000

Robin A. Pringle              None                 Less than $10,000

John E. Zuccotti              $50,001 to $100,000  Over $100,000


      Each Fund typically pays its Board members its allocated portion of an annual retainer of $30,000 and a fee of $4,000 per meeting (with a minimum of $500 per meeting and telephone meeting) attended for each Fund and seven other funds (comprised of 10 portfolios) in the Dreyfus Family of Funds, and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members, if any, are entitled to receive an annual retainer and per meeting fee of one-half the amount paid to them as Board members. The aggregate amount of compensation paid to each Board members by each Fund for the fiscal year ended December 31, 2002, and by all funds in the Dreyfus Family of Funds for which such person is a Board member (the number of portfolios of such funds is set forth in parenthesis next to each Board member's total compensation) for the year ended December 31, 2002, is as follows:

                                                         Total Compensation from
                                   Aggregate             the Fund and Fund
   Name of Board                   Compensation from     Complex Paid to
   MEMBER                          THE FUND*             BOARD MEMBER(**)

   Joseph S. DiMartino             $6,250                $815,938 (191)

   David W. Burke                  $5,000                $258,250  (60)

   William Hodding Carter, III     $4,500                $ 37,250   (7)

   Ehud Houminer                   $5,000                $ 84,000  (25)

   Richard C. Leone                $5,000                $ 40,750   (7)

   Hans C. Mautner                 $4,000                $ 34,750   (7)

   Robin A. Pringle                $5,000                $ 40,750   (7)

   John E. Zuccotti                $4,000                $ 33,000   (7)

-----------------
* Amount does not include reimbursed expenses for attending Board meetings, which amounted to $5,288 for all Board members as a group.


** Represents the number of separate portfolios comprising the investment companies in the Fund complex, including the Fund, for which the Board member serves.

OFFICERS OF THE FUND

STEPHEN E. CANTER, PRESIDENT SINCE MARCH 2000. Chairman of the Board, Chief
     Executive Officer, and Chief Operating Officer of the Manager, and an officer of 94 investment companies (comprised of 186 portfolios) managed by the Manager. Mr. Canter also is a Board member or, where applicable, Executive Committee Member of other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 57 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, EXECUTIVE VICE PRESIDENT SINCE NOVEMBER 2002. Chief Investment
     Officer, Vice Chairman and a director of the Manager, and an officer of 94 investment companies (comprised of 186 portfolios) managed by the Manager. Mr. Byers also is an Officer, Director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of Dreyfus. He is 49 years old and has been an employee of the Manager since January 2000. Prior to joining the Manager, he served as an Executive Vice President - Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.


MARK N. JACOBS, VICE PRESIDENT SINCE MARCH 2000. Executive Vice President,
     Secretary and General Counsel of the Manager, and an officer of 95 investment companies (comprised of 202 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since June 1977.

JAMES WINDELS, TREASURER SINCE NOVEMBER 2001. Director Mutual Fund Accounting of the Manager, and an officer of 95 investment companies (comprised of 202 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since April 1985.


JOHN B. HAMMALIAN, SECRETARY SINCE MARCH 2000. Associate General Counsel of the
     Manager, and an officer of 36 investment companies (comprised of 43 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since February 1991.

MICHAEL A. ROSENBERG, ASSISTANT SECRETARY SINCE MARCH 2000. Associate General
     Counsel of the Manager, and an officer of 93 investment companies (comprised of 198 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since October 1991.

STEVEN F. NEWMAN, ASSISTANT SECRETARY SINCE MARCH 2000. Associate General
     Counsel and Assistant Secretary of the Manager, and an officer of 95 investment companies (comprised of 202 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since July 1980.

KENNETH J. SANDGREN, ASSISTANT TREASURER SINCE NOVEMBER 2001. Mutual Fund Tax
     Director of the Manager, and an officer of 95 investment companies (comprised of 201 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 1993.

ROBERT S. ROBOL, ASSISTANT TREASURER SINCE DECEMBER 2002. Senior Accounting
     Manager - Equity Funds of the Manager, and an officer of 24 investment companies (comprised of 102 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, ASSISTANT TREASURER SINCE DECEMBER 2002. Senior Accounting
     Manager - Equity Funds of the Manager, and an officer of 24 investment companies (comprised of 102 portfolios) managed by the Manager. He is 35 years old and has been an employee of the Manager since November 1990.

WILLIAM GERMENIS, ANTI-MONEY LAUNDERING COMPLIANCE OFFICER SINCE SEPTEMBER 2002.
     Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 90 investment companies (comprised for 197 portfolios) managed by the Manager. He is 32 years old and has been an employee of the Distributor since October 1998. Prior to joining the Distributor, he was a Vice President of Compliance Data Center, Inc.

     The address of each Board member and officer of the Fund is 200 Park Avenue, New York, New York 10166.


     The Fund's Board members and officers, as a group, owned less than 1% of the Fund's outstanding voting securities outstanding on April 25, 2003.

     The following entities are known by the Fund to own of record 5% or more of the indicated Fund's outstanding voting securities on April 25, 2003. A shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund.


      Boston Safe Deposit and Trust Co.                        8.99% (Class A)
      TTEE As Agent-Omnibus Account
      135 Santilli Highway
      Everett, MA 02149-1906

      Charles Schwab & Co. Inc. - Reinvest Account             8.01% (Class A)
      101 Montgomery Street
      San Francisco, CA 94104-4122

      US Clearing Corp                                        12.31% (Class B)
      FBO110-97367-18                                         14.76% (Class R)
      26 Broadway
      New York, NY  10004-1703

      American Enterprise Investment Services                 11.02% (Class B)
      FBO 210343841                                            9.28% (Class C)
      PO Box 9446
      Minneapolis, MN  55440-9446

(PAGE)

      Donaldson Lufkin Jenrette                                9.77% (Class B)
      Securities Corp Inc.                                     8.80% (Class C)
      P O Box 2052                                            69.54% (Class R)
      Jersey City, NJ  07303-2052

      MLPF & S For the Sole Benefit Of Its Customers           9.36% (Class B)
      Attn: Fund Administration                               20.74% (Class C)
      A/C 97BYO
      4800 Deer Lake Dr. E., Floor 3
      Jacksonville, FL  32246-6484

      National Financial Services                              7.27% (Class B)
      82 Devonshire St.
      G10G
      Boston, MA  02109-3605

      American Enterprise Investment Services                 11.43% (Class C)
      FBO 190969241
      PO Box 9446
      Minneapolis, MN  55440-9446

      American Enterprise Investment Services                  7.65% (Class C)
      FBO 301372511
      PO Box 9446
      Minneapolis, MN  55440-9446

      Painewebber FBO                                          6.49% (Class C)
      Leonard M Goldstein
      Lincoln Tower
      116 E Berry St., Suite 1835
      Ft Wayne, IN  46802-2411

      Open Payment Technologies Inc.                          10.47% (Class R)
      Profit Sharing Plan & Trust Agreement
      7500 N. Dreamy Draw Dr. Suite 210
      Phoenix, AZ  85020-4669

      A G Edwards & Sons Inc. FBO                             53.17% (Class T)
      One North Jefferson
      St Louis, MO  63103-2287

      National Financial Services                             24.39% (Class T)
      82 Devonshire St.
      G10G
      Boston, MA  02109-3605


(PAGE)



      Ameritrade Inc. FBO 1806970701                          16.71% (Class T)
      PO Box 2226
      Omaha, NE  68103-2226

      MBCIC                                                    5.73% (Class T)
      C/O Mellon Financial Corp
      Attn: Michael Botsford
      4001 Kennett Pike
      Two Greenville Crossing, Suite 218
      Greenville, DE  19807-2315


                             MANAGEMENT ARRANGEMENTS

     INVESTMENT ADVISER. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon is a global financial holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets.

     The Manager provides management services pursuant to a Management Agreement (the "Agreement") between the Manager and the Fund. The Agreement is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event its continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty, on not more than 60 days' notice, by the Fund's Board or by vote of the holders of a majority of the Fund's outstanding voting shares, or, on not less than 90 days' notice, by the Manager. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

     In approving the current Management Agreement, the Board considered a number of factors, including the nature and quality of the services provided by the Manager; the investment philosophy and investment approach as applied to the Fund by the Manager; the investment management expertise of the Manager in respect of the Fund's investment strategies; the personnel, resources and experience of the Manager; the Fund's performance history and the management fees paid to the Manager relative to those of mutual funds with similar investment objectives, strategies and restrictions; the Manager's costs of providing services under the Agreement; the relationship between the fees paid to the Manager under the Agreement and the Fund's Distribution Plan; and ancillary benefits the Manager may receive from its relationship with the Fund.

     The following persons are officers and/or directors of the Manager: Stephen
E. Canter, Chairman of the Board, Chief Executive Officer and Chief Operating Officer; Michael G. Millard, President and a director; Stephen R. Byers, Chief Investment Officer, Vice Chairman and a director; J. Charles Cardona, Vice Chairman and a director; Lawrence S. Kash, Vice Chairman; J. David Officer, Vice Chairman and a director; Ronald P. O'Hanley III, Vice Chairman and a director; Diane P. Durnin, Executive Vice President; Mark N. Jacobs, Executive Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Senior Vice President-Corporate Communications; Mary Beth Leibig, Vice President-Human Resources; Angela E. Price, Vice President; Theodore A. Schachar, Vice President-Tax; Wendy H. Strutt, Vice President; Ray Van Cott, Vice President-Information Systems; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Mandell L. Berman, Steven G. Elliott, David F. Lamere, Martin G. McGuinn, and Richard W. Sabo, directors.

     Mellon Bank, N.A., the Manager's parent, and its affiliates may have deposit, loan, and commercial banking or other relationships with the issuers of securities purchased by the Fund. The Manager has informed the Fund that in making its investment decisions it does not obtain or use material inside information that Mellon Bank, N.A. or its affiliates may possess with respect to such issuers.

     The Manager's Code of Ethics subjects its employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by the Manager. In that regard, portfolio managers and other investment personnel of the Manager must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics and are also subject to the oversight of Mellon's Investment Ethics Committee. Portfolio managers and other investment personnel of the Manager who comply with the preclearance and disclosure procedures of the Code of Ethics and the requirements of the Committee may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

     The Manager manages the Fund's portfolio of investments in accordance with the stated policies of the Fund, subject to the approval of the Fund's Board. The Manager is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Board to execute purchases and sales of securities. The Fund's portfolio managers are Paul Kandel, Elaine Rees, George Saffaye, and Hilary R. Woods. The Manager also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for the Fund and for other funds advised by the Manager.

     The Manager maintains office facilities on behalf of the Fund, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Fund. The Manager may pay the Distributor for shareholder services from the Manager's own assets, including past profits but not including the management fee paid by the Fund. The Distributor may use part or all of such payments to pay Service Agents (as defined below) in respect of these services. The Manager also may make such advertising and promotional expenditures using its own resources, as it from time to time deems appropriate.

     All expenses incurred in the operation of the Fund are borne by the Fund, except to the extent specifically assumed by the Manager. The expenses borne by the Fund include: taxes, interest, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Manager, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining corporate existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing stockholders, costs of shareholder reports and corporate meetings and any extraordinary expenses. In addition, each class of shares bears any class specific expenses allocated to such class, such as expenses related to the distribution and/or shareholder servicing of such class. The Fund's Class B, Class C, and Class T shares are subject to an annual distribution fee, and Class A, Class B, Class C, and Class T shares are subject to an annual service fee. See "Distribution Plan and Shareholder Services Plan."


     As compensation for the Manager's services, the Fund pays the Manager a monthly management fee at the annual rate of 0.75% of the value of the Fund's average daily net assets. For the fiscal years ended December 31, 2000, 2001 and 2002 the management fees paid by the Fund to the Manager amounted to $5,329,406, $4,772,469, and $4,227,802, respectively.


     The Manager has agreed that if in any fiscal year the aggregate expenses of Class A shares of the Fund, exclusive of taxes, brokerage fees, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the management fee, exceed 1-1/2% the average value of the Fund's net assets attributable to Class A shares for the fiscal year, the Fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense. Such deduction or payment, if any, will be estimated daily, reconciled and effected or paid, as the case may be, on a monthly basis.

     The aggregate of the fees payable to the Manager is not subject to reduction as the value of the Fund's net assets increases.


     THE DISTRIBUTOR. The Distributor, a wholly-owned subsidiary of the Manager, located at 200 Park Avenue, New York, New York 10166, serves as the Fund's distributor on a best efforts basis pursuant to an agreement with the Fund which is renewable annually. The Distributor also acts as distributor for the other funds in the Dreyfus Family of Funds.

     For the period from November 27, 2002 (commencement of offering multiple classes of shares) through December 31, 2002, the Distributor retained $1791 and $0 from sales loads on the Fund's Class A and Class T shares, respectively, and $0 and $0 from contingent deferred sales charges ("CDSCs") on the Fund's Class B and Class C shares, respectively.


     The Distributor compensates certain Services Agents for selling Class B and Class C shares at the time of purchase from its own assets. The proceeds from any contingent deferred sales charge ("CDSC") and fees pursuant to the Fund's Distribution Plan (described below), in part, are used to defray these expenses.

     The Distributor may pay dealers a fee based on the amount invested through such dealers in Fund shares by employees participating in qualified or non-qualified employee benefit plans or other programs where (i) the employers or affiliated employers maintaining such plans or programs have a minimum of 250 employees eligible for participation in such plans or programs, or (ii) such plan's or program's aggregate investment in the Dreyfus Family of Funds or certain other products made available by the Distributor to such plan or programs exceeds $1 million ("Eligible Benefit Plans"). Generally, the fee paid to dealers will not exceed 1% of the amount invested through such dealers. The Distributor, however, may pay dealers a higher fee and reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own funds, other than amounts received from the Fund, including past profits or any other source available to it.

     The Distributor, at its own expense, may provide promotional incentives to dealers that sell shares of funds advised by the Manager which are sold with a sales load. In some instances, those incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares.

     TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, 200 Park Avenue, New York, New York 10166, is the Fund's transfer and dividend disbursing agent. Under a transfer agency agreement with the Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses.

     Mellon Bank, N.A. (the "Custodian"), One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, is the Fund's custodian. Under a custody agreement with the Fund, the Custodian holds the Fund's securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee based on the market value of the Fund's assets held in custody and receives certain securities transactions charges.


(PAGE)



                                HOW TO BUY SHARES

      GENERAL. Class A shares, Class B shares, Class C shares, and Class T shares may be purchased only by clients of certain financial institutions
(which may include banks), securities dealers ("Selected Dealers") and other industry professionals (collectively, "Service Agents"), except that full-time or part-time employees of the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a fund advised by the Manager, including members of the Fund's Board, or the spouse or minor child of any of the foregoing may purchase Class A shares directly through the Distributor. Subsequent purchases may be sent directly to the Transfer Agent or your Service Agent.

      Class R shares are offered only to institutional investors acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity for qualified or non-qualified employee benefit plans, including pension, profit-sharing, IRAs set up under a Simplified Employee Pension Plan ("SEP-IRAs") and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities or state and local governments ("Retirement Plans"). The term "Retirement Plans" does not include IRAs or IRA "Rollover Accounts." Class R shares may be purchased for a Retirement Plan only by a custodian, trustee, investment manager or other entity authorized to act on behalf of such Retirement Plan. Institutions effecting transactions in Class R shares for the accounts of their clients may charge their clients direct fees in connection with such transactions.

       When purchasing Fund shares, you must specify which Class is being purchased. Stock certificates are issued only upon your written request. No certificates are issued for fractional shares. The Fund reserves the right to reject any purchase order.

     Service Agents may receive different levels of compensation for selling different Classes of shares. Management understands that some Service Agents may impose certain conditions on their clients which are different from those described in the relevant Fund's Prospectus and this Statement of Additional Information, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees. You should consult your Service Agent in this regard.

     The minimum initial investment is $1,000. Subsequent investments must be at least $100. However, the minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education Savings Accounts, with no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. Fund shares are offered without regard to the minimum initial investment requirements to Board members of a fund advised by the Manager, including members of the Fund's Board, who elect to have all or a portion of their compensation for servicing in that capacity automatically invested in the Fund. The Fund reserves the right to offer its shares without regard to minimum purchase requirements to employees participating in certain qualified or non-qualified employee benefit plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to the Fund. The Fund reserves the right to vary further the initial and subsequent investment minimum requirements at any time.

     The Internal Revenue Code of 1986, as amended (the "Code"), imposes various limitations on the amount that may be contributed to certain Retirement Plans. These limitations apply with respect to participants at the plan level and, therefore, do not directly affect the amount that may be invested in the Fund by a Retirement Plan. Participants and plan sponsors should consult their tax advisers for details.

     Fund shares also may be purchased through Dreyfus-AUTOMATIC Asset Builder(R), Dreyfus Government Direct Deposit Privilege and Dreyfus Payroll Savings Plan described under "Shareholder Services." These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market.

     Fund shares are sold on a continuous basis. Net asset value per share is determined as of the close of trading on the floor of the New York Stock Exchange (currently 4:00 p.m., Eastern time), on each day the New York Stock Exchange is open for regular business. For purposes of determining net asset value, certain options contracts may be valued 15 minutes after the close of trading on the floor of the New York Stock Exchange. Net asset value per share of each Class is computed by dividing the value of the Fund's net assets represented by such Class (i.e., the value of its assets less liabilities) by the total number of shares of such Class outstanding. For information regarding the methods employed in valuing the Fund's investments, see "Determination of Net Asset Value."

     If an order is received in proper form by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund by the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time) on a business day, Fund shares will be purchased at the public offering price determined as of the close of trading on the floor of the New York Stock Exchange on that day. Otherwise, Fund shares will be purchased at the public offering price determined as of the close of trading on the floor of the New York Stock Exchange on the next business day, except where shares are purchased through a dealer as provided below.

     Orders for the purchase of Fund shares received by dealers by the close of trading on the floor of the New York Stock Exchange on any business day and transmitted to the Distributor or its designee by the close of its business day (currently 5:15 p.m., Eastern time) will be based on the public offering price per share determined as of the close of trading on the floor of the New York Stock Exchange on that day. Otherwise, the orders will be based on the next determined public offering price. It is the dealer's responsibility to transmit orders so that they will be received by the Distributor or its designee before the close of its business day. For certain institutions that have entered into agreements with the Distributor, payment for the purchase of Fund shares may be transmitted, and must be received by the Transfer Agent, within three business days after the order is placed. If such payment is not received within three business days after the order is placed, the order may be canceled and the institution could be held liable for resulting fees and/or losses.

     CLASS A SHARES. The public offering price for Class A shares of the Fund is the net asset value per share of that Class plus, except for shareholders beneficially owning Class A shares of the Fund on November 25, 2002, a sales load as shown below:

                                  TOTAL SALES LOAD - CLASS A

                                                                     DEALERS'
AMOUNT OF TRANSACTION             AS A % OF        AS A % OF        REALLOWANCE
                                   OFFERING        NET ASSET         AS A % OF
                                  PRICE PER        VALUE PER         OFFERING
                                    SHARE            SHARE             PRICE

Less than $50,000..............      5.75             6.10             5.00
$50,000 to less than $100,000..      4.50             4.70             3.75
$100,000 to less than $250,000.      3.50             3.60             2.75
$250,000 to less than $500,000.      2.50             2.60             2.25
$500,000 to less than                2.00             2.00             1.75
$1,000,000.....................
$1,000,000 or more.............      -0-              -0-               -0-


     For shareholders who beneficially owned shares of the Fund on November 25, 2002, the public offering price for Class A shares of the Fund is the net asset value per share of that Class. In addition, shareholders of Dreyfus Aggressive Growth Fund or Dreyfus Premier Aggressive Growth Fund who received Fund Class A shares as a result of the merger of each such fund into the Fund on March 28, 2003, may not have to pay a sales load or may qualify for a reduced sales load to purchase additional Class A shares of the Fund. Specifically, for such shareholders of Dreyfus Aggressive Growth Fund the public offering price for Class A shares of the Fund is the net asset value per share of that class for as long as the shareholder's account is open. For such shareholders of Dreyfus premier Aggressive Growth Fund who beneficially owned shares of such fund on December 31, 1995, the public offering price for Class A shares of the Fund for as long as the Shareholder's account is open is the net asset value per share of Class A plus a sales load as shown below:


                                  TOTAL SALES LOAD - CLASS A

                                                                     DEALERS'
AMOUNT OF TRANSACTION             AS A % OF        AS A % OF        REALLOWANCE
                                   OFFERING        NET ASSET         AS A % OF
                                  PRICE PER        VALUE PER         OFFERING
                                    SHARE            SHARE             PRICE

Less than $100,000.............      3.00             3.10             2.75
$100,000 to less than $250,000.      2.75             2.80             2.50
$250,000 to less than $500,000.      2.25             2.30             2.00
$500,000 to less than                2.00             2.00             1.75
$1,000,000.....................
$1,000,000 or more.............      -0-              -0-               -0-



     Unless you were a Class A shareholder on November 25, 2002, a CDSC of 1% will be assessed at the time of redemption of Class A shares purchased without an initial sales charge as part of an investment of at least $1,000,000 and redeemed within one year of purchase. The Distributor may pay Service Agents an amount up to 1% of the net asset value of Class A shares purchased by their clients that are subject to a CDSC.

     Full-time employees of NASD member firms and full-time employees of other financial institutions which have entered into an agreement with the Distributor pertaining to the sale of Fund shares (or which otherwise have a brokerage related or clearing arrangement with an NASD member firm or financial institution with respect to the sale of such shares) may purchase Class A shares for themselves directly or pursuant to an employee benefit plan or other program, or for their spouses or minor children, at net asset value, provided they have furnished the Distributor with such information as it may request from time to time in order to verify eligibility for this privilege. This privilege also applies to full-time employees of financial institutions affiliated with NASD member firms whose full-time employees are eligible to purchase Class A shares at net asset value. In addition, Class A shares are offered at net asset value to full-time or part-time employees of the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a fund advised by the Manager, including members of the Fund's Board, or the spouse or minor child of any of the foregoing.

     Class A shares are offered at net asset value without a sales load to employees participating in Eligible Benefit Plans. Class A shares also may be purchased (including by exchange) at net asset value without a sales load for Dreyfus-sponsored IRA "Rollover Accounts" with the distribution proceeds from a qualified retirement plan or a Dreyfus-sponsored 403(b)(7) plan, provided, at the time of such distribution, such qualified retirement plan or Dreyfus-sponsored 403(b)(7) plan (a) met the requirements of an Eligible Benefit Plan and all or a portion of such plan's assets were invested in funds in the Dreyfus Premier Family of Funds, or the Dreyfus Family of Funds, or certain funds advised by Founders Asset Management LLC ("Founders"), an affiliate of the Manager, or certain other products made available by the Distributor to such plans, or (b) invested all of its assets in certain funds in the Dreyfus Premier Family of Funds or in the Dreyfus Family of Funds, or certain funds advised by Founders, or certain other products made available by the Distributor to such plans.

     Class A shares may be purchased at net asset value through certain broker-dealers and other financial institutions which have entered into an agreement with the Distributor, which includes a requirement that such shares be sold for the benefit of clients participating in a "wrap account" or a similar program under which such clients pay a fee to such broker-dealer or other financial institution.

     Class A shares also may be purchased at net asset value, subject to appropriate documentation, by (i) qualified separate accounts maintained by an insurance company pursuant to the laws of any State or territory of the United States, (ii) a State, county or city or instrumentality thereof, (iii) a charitable organization (as defined in Section 501(c)(3) of the Code) investing $50,000 or more in Fund shares, and (iv) a charitable remainder trust (as defined in Section 501(c)(3) of the Code).

     CLASS T SHARES. The public offering price for Class T shares is the net asset value per share of that Class plus a sales load as shown below:

                                  TOTAL SALES LOAD - CLASS T
                                                                 Dealers'
                                    As a % of   As a % of        reallowance
                                    offering    net asset        as of % of
AMOUNT OF TRANSACTION              price per    value            offering
                                      SHARE     PER SHARE        PRICE


Less than $50,000................     4.50     4.70              4.00
$50,000 to less than $100,000....     4.00     4.20              3.50
$100,000 to less than $250,000...     3.00     3.10              2.50
$250,000 to less than $500,000...     2.00     2.00              1.75
$500,000 to less than $1,000,000.     1.50     1.50              1.25
$1,000,000 or more...............      -0-      -0-               -0-

     A CDSC of 1% will be assessed at the time of redemption of Class T shares purchased without an initial sales charge as part of an investment of at least $1,000,000 and redeemed within one year of purchase. The Distributor may pay Service Agents an amount up to 1% of the net asset value of Class T shares purchased by their clients that are subject to a CDSC. Because the expenses associated with Class A shares will be lower than those associated with Class T shares, purchasers investing $1,000,000 or more in the Fund (assuming ineligibility to purchase Class R shares) generally will find it beneficial to purchase Class A shares rather than Class T shares.

      Class T shares are offered at net asset value without a sales load to employees participating in Eligible Benefit Plans. Class T shares also may be purchased (including by exchange) at net asset value without a sales load for Dreyfus-sponsored IRA "Rollover Accounts" with the distribution proceeds from a qualified retirement plan or a Dreyfus-sponsored 403(b)(7) plan, provided, at the time of such distribution, such qualified retirement plan or Dreyfus-sponsored 403(b)(7) plan (a) met the requirements of an Eligible Benefit Plan and all or a portion of such plan's assets were invested in funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds, or certain funds advised by Founders, or certain other products made available by the Distributor to such plans, or (b) invested all of its assets in certain funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds or certain funds advised by Founders, or certain other products made available by the Distributor to such plans.

     Class T shares also may be purchased at net asset value, subject to appropriate documentation, through a broker-dealer or other financial institution with the proceeds from the redemption of shares of registered open-end management investment company not managed by the Manager or its affiliates. The purchase of Class T shares of the Fund must be made within 60 days of such redemption and the shares redeemed must have been subject to an initial sales charge or a contingent deferred sales charge.

     DEALER REALLOWANCE - CLASS A AND CLASS T. The dealer reallowance provided with respect to Class A and Class T shares may be changed from time to time but will remain the same for all dealers. The Distributor, at its own expense, may provide additional promotional incentives to dealers that sell shares of funds advised by the Manager which are sold with a sales load, such as Class A and Class T shares. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of such shares.

     SALES LOADS - CLASS A AND CLASS T. The scale of sales loads applies to purchases of Class A and Class T shares made by any "purchaser," which term includes an individual and/or spouse purchasing securities for his, her or their own account or for the account of any minor children, or a trustee or other fiduciary purchasing securities for a single trust estate or a single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code) although more than one beneficiary is involved; or a group of accounts established by or on behalf of the employees of an employer or affiliated employers pursuant to an employee benefit plan or other program (including accounts established pursuant to Sections 403(b), 408(k), and 457 of the Code); or an organized group which has been in existence for more than six months, provided that it is not organized for the purpose of buying redeemable securities of a registered investment company and provided that the purchases are made through a central administration or a single dealer, or by other means which result in economy of sales effort or expense.


     Set forth below is an example of the method of computing the offering price of the Fund's Class A and Class T shares. The example assumes a purchase of Class A or Class T shares aggregating less than $50,000 subject to the schedule of sales charges set forth above at a price based upon the net asset value of such Class of shares on December 31, 2002:

                                                       CLASS A      CLASS T

      Net Asset Value per Share.........               $34.94       $34.94

      Per Class A Share Sales Charge -
      5.75%*
        of offering price (6.10% of                    $ 2.13
        net asset value per share)......

      Per Class T Share Sales Charge - 4.50%
        of offering price (4.70% of
        net asset value per share)...                                $1.65

      Per Share Offering Price to
        the Public......................               $37.07       $36.59
                                                       ======       ======



* Class A shares purchased by shareholders beneficially owning shares on November 25, 2002 and by certain other shareholders as described above are not subject to a sales load.


     RIGHT OF ACCUMULATION -- CLASS A AND CLASS T SHARES. Reduced sales loads apply to any purchase of Class A and Class T shares, shares of other funds in the Dreyfus Premier Family of Funds, shares of certain other funds advised by the Manager or Founders which are sold with a sales load and shares acquired by a previous exchange of such shares (hereinafter referred to as "Eligible Funds"), by you and any related "purchaser" as defined above, where the aggregate investment, including such purchase, is $50,000 or more. If, for example, you previously purchased and still hold Class A or Class T shares of the Fund, or shares of any other Eligible Fund or combination thereof, with an aggregate current market value of $40,000 and subsequently purchase Class A or Class T shares or shares of an Eligible Fund having a current value of $20,000, the sales load applicable to the subsequent purchase would be reduced to 4.5% of the offering price in the case of Class A shares, or 4.0% of the offering price in the case of Class T shares. All present holdings of Eligible Funds may be combined to determine the current offering price of the aggregate investment in ascertaining the sales load applicable to each subsequent purchase.

     To qualify for reduced sales loads, at the time of purchase you or your Service Agent must notify the Distributor if orders are made by wire, or the Transfer Agent if orders are made by mail. The reduced sales load is subject to confirmation of your holdings through a check of appropriate records.

     CLASS B SHARES. The public offering price for Class B shares is the net asset value per share of that Class. No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on certain redemptions of Class B shares as described in the Fund's Prospectus and in this Statement of Additional Information under "How to Redeem Shares--Contingent Deferred Sales Charge--Class B Shares."

     Approximately six years after the date of purchase, Class B shares automatically will convert to Class A shares, based on the relative net asset values for shares of each such Class. Class B shares that have been acquired through the reinvestment of dividends and distributions will be converted on a pro rata basis together with other Class B shares, in the proportion that a shareholder's Class B shares converting to Class A shares bears to the total Class B shares not acquired through the reinvestment of dividends and distributions.


     CLASS C SHARES. The public offering price for Class C shares is the net asset value per share of that Class. No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on redemptions of Class C shares made within the first year of purchase. See "Class B Shares" above and "How to Redeem Shares--Contingent Deferred Sales Charge--Class C Shares."


     CLASS R SHARES. The public offering for Class R shares is the net asset value per share of that Class.

     DREYFUS TELETRANSFER PRIVILEGE. You may purchase Fund shares by telephone or online if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House ("ACH") member may be so designated.

     Dreyfus TELETRANSFER purchase orders may be made at any time. Purchase orders received by 4:00 p.m., Eastern time, on any day the Transfer Agent and the New York Stock Exchange are open for regular business will be credited to your Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 p.m., Eastern time, on any day the Transfer Agent and the New York Stock Exchange are open for regular business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for business), will be credited to your Fund account on the second bank business day following such purchase order. To qualify to use the Dreyfus TELETRANSFER Privilege, the initial payment for purchase of shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be sent to an account at any other bank, the request must be in writing and signature-guaranteed. See "How to Redeem Shares--Dreyfus TELETRANSFER Privilege."

     REOPENING AN ACCOUNT. You may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year in which the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.


                 DISTRIBUTION PLAN AND SHAREHOLDER SERVICES PLAN

     Class B, Class C, and Class T shares are subject to a Distribution Plan and Class A, Class B, Class C, and Class T shares are subject to a Shareholder Services Plan.

     DISTRIBUTION PLAN. Rule 12b-1 (the "Rule") adopted by the Securities and Exchange Commission under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Fund's Board has adopted such a plan (the "Distribution Plan") with respect to its Class B, Class C, and Class T shares, pursuant to which the Fund pays the Distributor for distributing each such Class of shares a fee at the annual rate of 0.75% of the value of the average daily net assets of Class B and Class C shares, and 0.25% of the value of the average daily net assets of Class T shares. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. The Fund's Board believes that there is a reasonable likelihood that the Distribution Plan will benefit the Fund and holders of its Class B, Class C, and Class T shares.

     A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Distribution Plan provides that it may not be amended to increase materially the costs which holders of the Fund's Class B, Class C, or Class T shares may bear pursuant to the Distribution Plan without the approval of the holders of such shares and that other material amendments of the Distribution Plan must be approved by the Fund's Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Distribution Plan is subject to annual approval by such vote cast in person at a meeting called for the purpose of voting on the Distribution Plan. As to the relevant Class of shares, the Distribution Plan may be terminated at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan or by vote of the holders of a majority of such Class of shares.

     For the period November 26, 2002 (commencement of offering multiple classes of shares) through December 31, 2002, Dreyfus Premier New Leaders Fund paid $14, $9, and $0, with respect to its Class B, Class C, and Class T shares, respectively, to the Distributor pursuant to the Distribution Plan.

     SHAREHOLDER SERVICES PLAN. The Fund has adopted a Shareholder Services Plan pursuant to which the Fund pays the Distributor for the provision of certain services to the holders of the Fund's Class A, Class B, Class C, and Class T shares a fee at the annual rate of 0.25% of the value of the average daily net assets of each such Class. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of such shareholder accounts. Under the Shareholder Services Plan, the Distributor may make payments to Service Agents in respect of these services.

     A quarterly report of the amounts expended under the Shareholder Services Plan, and the purposes for which such expenditures were incurred, must be made to the Fund's Board members for their review. In addition, the Shareholder Services Plan provides that material amendments must be approved by the Fund's Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreements entered into in connection with the Shareholder Services Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Shareholder Services Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Shareholder Services Plan. The Shareholder Services Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreements entered into in connection with the Shareholder Services Plan.


     For the fiscal year ended December 31, 2002, Class A, shares of the Fund paid $1,409,259 and for the period November 26, 2002 (commencement of offering multiple class shares) through December 31, 2002, Class B, Class C, and Class T shares of the Fund paid $5, $3, and $0, respectively, to the Distributor pursuant to the Shareholder Services Plan.


                              HOW TO REDEEM SHARES

     GENERAL. The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission. However, if you have purchased Fund shares by check, by Dreyfus TELETRANSFER Privilege or through Dreyfus AUTOMATIC Asset Builder(R) and subsequently submit a written redemption request to the Transfer Agent, the Fund may delay sending the redemption proceeds for a up to eight business days after the purchase of such shares. In addition, the Fund will reject requests to redeem shares by wire or telephone or pursuant to the Dreyfus TELETRANSFER Privilege for a period of up to eight business days after receipt by the Transfer Agent of the purchase check, the Dreyfus TELETRANSFER purchase or the Dreyfus AUTOMATIC Asset Builder order against which such redemption is requested. These procedures will not apply if your shares were purchased by wire payment, or if you otherwise have a sufficient collected balance in your account to cover the redemption request. Fund shares may not be redeemed until the Transfer Agent has received your Account Application.

     If you hold shares of more than one Class of Fund shares, any request for redemption must specify the Class of shares being redeemed. If you fail to specify the Class of shares to be redeemed or if you own fewer shares of the Class than specified to be redeemed, the redemption request may be delayed until the Transfer Agent receives further instructions from you or your Service Agent.

     CONTINGENT DEFERRED SALES CHARGE--CLASS B SHARES. A CDSC payable to the Distributor is imposed on any redemption of Class B shares which reduces the current net asset value of your Class B shares to an amount which is lower than the dollar amount of all payments by you for the purchase of Class B shares of the Fund held by you at the time of redemption. No CDSC will be imposed to the extent that the net asset value of the Class B shares redeemed does not exceed
(i) the current net asset value of Class B shares acquired through reinvestment of dividends or capital gain distributions, plus (ii) increases in the net asset value of your Class B shares above the dollar amount of all your payments for the purchase of Class B shares held by you at the time of redemption.

     If the aggregate value of Class B shares redeemed has declined below their original cost as a result of the Fund's performance, a CDSC may be applied to the then-current net asset value rather than the purchase price.

     In circumstances where the CDSC is imposed, the amount of the charge will depend on the number of years from the time you purchased the Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of Class B shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

     The following table sets forth the rates of the CDSC for Class B shares of the Fund:

                                         CDSC as a % of
      Year Since                         Amount Invested or
      Purchase Payment                   Redemption Proceeds
      WAS MADE                           (WHICHEVER IS LESS)

      First.........................     4.00
      Second........................     4.00
      Third.........................     3.00
      Fourth........................     3.00
      Fifth.........................     2.00
      Sixth.........................     1.00

     In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in net asset value of Class B shares above the total amount of payments for the purchase of Class B shares made during the preceding six years; and finally, of amounts representing the cost of shares held for the longest period.

     For example, assume an investor purchased 100 shares at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired five additional shares through dividend reinvestment. During the second year after the purchase the investor decided to redeem $500 of the investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the value of the reinvested dividend shares and the amount which represents appreciation ($260). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4% (the applicable rate in the second year after purchase) for a total CDSC of $9.60.

     CONTINGENT DEFERRED SALES CHARGE--CLASS C SHARES. A CDSC of 1% payable to the Distributor is imposed on any redemption of Class C shares within one year of the date of purchase. The basis for calculating the payment of any such CDSC will be the method used in calculating the CDSC for Class B shares. See "Contingent Deferred Sales Charge--Class B Shares" above.

     WAIVER OF CDSC. The CDSC may be waived in connection with (a) redemptions made within one year after the death or disability, as defined in Section 72(m)(7) of the Code, of the shareholder, (b) redemptions by employees participating in Eligible Benefit Plans, (c) redemptions as a result of a combination of any investment company with the Fund by merger, acquisition of assets or otherwise, (d) a distribution following retirement under a tax-deferred retirement plan or upon attaining age 70 1/2 in the case of an IRA or Keogh plan or custodial account pursuant to Section 403(b) of the Code, and
(e) redemptions pursuant to the Automatic Withdrawal Plan, as described below. If the Fund's Board determines to discontinue the waiver of the CDSC, the disclosure herein will be revised appropriately. Any Fund shares subject to a CDSC which were purchased prior to the termination of such waiver will have the CDSC waived as provided in the Fund's Prospectus or this Statement of Additional Information at the time of the purchase of such shares.

     To qualify for a waiver of the CDSC, at the time of redemption you must notify the Transfer Agent or your Service Agent must notify the Distributor. Any such qualification is subject to confirmation of your entitlement.

     REDEMPTION THROUGH A SELECTED DEALER. If you are a customer of a Selected Dealer, you may make redemption requests to your Selected Dealer. If the Selected Dealer transmits the redemption request so that it is received by the Transfer Agent prior to the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time), the redemption request will be effective on that day. If a redemption request is received by the Transfer Agent after the close of trading on the floor of the New York Stock Exchange, the redemption request will be effective on the next business day. It is the responsibility of the Selected Dealer to transmit a request so that it is received in a timely manner. The proceeds of the redemption are credited to your account with the Selected Dealer. See "How to Buy Shares" for a discussion of additional conditions or fees that may be imposed upon redemption.

     In addition, the Distributor or its designee will accept orders from Selected Dealers with which the Distributor has sales agreements for the repurchase of shares held by shareholders. Repurchase orders received by dealers by the close of trading on the floor of the New York Stock Exchange on any business day and transmitted to the Distributor or its designee prior to the close of its business day (usually 5:15 p.m., Eastern time) are effected at the price determined as of the close of trading on the floor of the New York Stock Exchange on that day. Otherwise, the shares will be redeemed at the next determined net asset value. It is the responsibility of the Selected Dealer to transmit orders on a timely basis. The Selected Dealer may charge the shareholder a fee for executing the order. This repurchase arrangement is discretionary and may be withdrawn at any time.

     REINVESTMENT PRIVILEGE. Upon written request, you may reinvest up to the number of Class A, Class B, or Class T shares you have redeemed, within 45 days of redemption, at the then-prevailing net asset value without a sales load, or reinstate your account for the purpose of exercising Fund Exchanges. Upon reinstatement, with respect to Class B shares, or Class A or Class T shares if such shares were subject to a CDSC, your account will be credited with an amount equal to the CDSC previously paid upon redemption of the shares reinvested. The Reinvestment Privilege may be exercised only once.

     WIRE REDEMPTION PRIVILEGE. By using this Privilege, you authorize the Transfer Agent to act on telephone letter, or online redemption instructions from any person representing himself or herself to be you, or a representative of your Service Agent acting on your behalf, and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Fund will initiate payment for shares redeemed pursuant to the Privilege on the next business day after receipt by the Transfer Agent of a redemption request in proper form. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by you on the Account Application or Shareholder Services Form, or to a correspondent bank if your bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and borne by the investor. Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to the investor's bank account.

     To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Stock Certificates; Signatures."

     DREYFUS TELETRANSFER PRIVILEGE. You may request by telephone or online that redemption proceeds be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. You should be aware that if you have selected the Dreyfus TELETRANSFER Privilege, any request for a Dreyfus TELETRANSFER transaction will be effected through the ACH system unless more prompt transmittal specifically is requested. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two business days after receipt of the redemption request. See "How to Buy Shares--Dreyfus TELETRANSFER Privilege."

     STOCK CERTIFICATES; SIGNATURES. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each owner of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.

     REDEMPTION COMMITMENT. The Fund has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount, the Fund's Board reserves the right to make payments in whole or part in securities or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sold such securities, brokerage charges would be incurred.

     SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund's shareholders.


                              SHAREHOLDER SERVICES

     FUND EXCHANGES. You may purchase, in exchange for shares of the Fund, shares of the same class of another Fund in the Dreyfus Premier Family of Funds, shares of the same Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, and, with respect to Class T shares, Class A shares of certain Dreyfus Premier fixed income funds, to the extent such shares are offered for sale in your state of residence. Shares of other funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows:

     A. Exchanges for shares of funds offered without a sales load will be made without a sales load.

     B. Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

     C. Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.


     D. Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for Class A shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchases Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference may be deducted.


     E. Shares of funds subject to a CDSC that are exchanged for shares of another fund will be subject to the higher applicable CDSC of the two funds, and for purposes of calculating CDSC rates and conversion periods, if any, will be deemed to have been held since the date the shares being exchanged were initially purchased.

     To accomplish an exchange under item D above, you must notify the Transfer Agent of your prior ownership of fund shares and your account number.

     You also may exchange your Fund shares that are subject to a CDSC for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc. The shares so purchased will be held in a special account created solely for this purpose ("Exchange Account"). Exchanges of shares from an Exchange Account only can be made into certain other funds managed or administered by the Manager. No CDSC is charged when an investor exchanges into an Exchange Account; however, the applicable CDSC will be imposed when shares are redeemed from an Exchange Account or other applicable Fund account. Upon redemption, the applicable CDSC will be calculated without regard to the time such shares were held in an Exchange Account. See "How to Redeem Shares." Redemption proceeds for Exchange Account shares are paid by Federal wire or check only. Exchange Account shares also are eligible for the Dreyfus Auto-Exchange Privilege, Dreyfus Dividend Sweep and the Automatic Withdrawal Plan.

     To request an exchange, you or your Service Agent acting on your behalf must give exchange instructions to the Transfer Agent in writing, by telephone or online. The ability to issue exchange instructions by telephone is given to all Fund shareholders automatically, unless you check the applicable "No" box on the Account Application, indicating that you specifically refuse this privilege. By using this privilege, you authorize the Transfer Agent to act on telephonic instructions (including over the Dreyfus Express(R) voice response telephone system) from any person representing himself or herself to be you, and reasonably believed by the Transfer Agent to be genuine. Exchanges may be subject to limitations as to the amount involved or the number of exchanges permitted. Shares issued in certificate form may not be exchanged by telephone or online. No fees currently are charged shareholders directly in connection with exchanges, although the Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the Securities and Exchange Commission.

     To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.

     Exchanges of Class R shares held by a Retirement Plan may be made only between the investor's Retirement Plan account in one fund and such investor's Retirement Plan account in another fund.

     During times of drastic economic or market conditions, the Fund may suspend Fund Exchanges temporarily without notice and treat exchange requests based on their separate components--redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at the Fund's next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.

     DREYFUS AUTO-EXCHANGE PRIVILEGE. Dreyfus Auto-Exchange Privilege permits you to purchase (on a semi-monthly, quarterly or annual basis), in exchange for shares of the Fund, shares of the same Class of another Fund in the Dreyfus Premier Family of Funds, shares of the same Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, and, with respect to Class T shares, Class A shares of certain Dreyfus Premier fixed income funds, of which you are a shareholder. This Privilege is available only for existing accounts. With respect to Class R shares held by a Retirement Plan, exchanges may be made only between the investor's Retirement Plan account in one fund and such investor's Retirement Plan account in another fund. Shares will be exchanged on the basis of relative net asset value as described above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by the investor. You will be notified if your account falls below the amount designated to be exchanged under this Privilege. In this case, your account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRA and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.

     Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-554-4611, or visiting the Dreyfus.com website. The Fund reserves the right to reject any exchange request in whole or in part. Shares may be exchanged only between accounts having certain identical identifying designations.

     The Fund Exchanges service or the Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

     DREYFUS-AUTOMATIC ASSET BUILDER(R). Dreyfus-AUTOMATIC Asset Builder permits you to purchase Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

     DREYFUS GOVERNMENT DIRECT DEPOSIT PRIVILEGE. Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans', military or other payments from the U.S. Government automatically deposited into your fund account. You may deposit as much of such payments as you elect.

     DREYFUS PAYROLL SAVINGS PLAN. Dreyfus Payroll Savings Plan permits you to purchase Fund shares (minimum of $100 per transaction) automatically on a regular basis. Depending upon your employer's direct deposit program, you may have part or all of your paycheck transferred to your existing Dreyfus account electronically through the ACH system at each pay period. To establish a Dreyfus Payroll Savings Plan account, you must file an authorization form with your employer's payroll department. It is the sole responsibility of your employer to arrange for transactions under the Dreyfus Payroll Savings Plan.

     DREYFUS DIVIDEND OPTIONS. Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from the Fund in shares of another Fund in the Dreyfus Premier Family of Funds, shares of the same Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, and, with respect to Class T shares, Class A shares of certain Dreyfus Premier fixed income funds, of which you are a shareholder. Shares of other funds purchased pursuant to this privilege will be purchased on the basis of relative net asset value per share as follows:

     A. Dividends and distributions paid by a fund may be invested without a sales load in shares of other funds that are offered without a sales load.

     B. Dividends and distributions paid by a fund which does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.


     C. Dividends and distributions paid by a fund that charges a sales load may be invested in shares of the funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept (without giving effect to any reduced loads), the difference may be deducted.


     D. Dividends and distributions paid by a fund may be invested in shares of other funds that impose a CDSC and the applicable CDSC, if any, will be imposed upon redemption of such shares.

     Dreyfus Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from the Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.

     AUTOMATIC WITHDRAWAL PLAN. The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis if you have a $5,000 minimum account. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and distributions, your shares will be reduced and eventually may be depleted. The Automatic Withdrawal may be terminated at any time by you, the Fund or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

     No CDSC with respect to Class B shares will be imposed on withdrawals made under the Automatic Withdrawal Plan, provided that any amount withdrawn under the plan does not exceed on an annual basis 12% of the greater of (1) the account value at the time of the first withdrawal under the Automatic Withdrawal Plan, or (2) the account value at the time of the subsequent withdrawal. Withdrawals with respect to Class B shares under the Automatic Withdrawal Plan that exceed such amounts will be subject to a CDSC. Withdrawals of Class A and Class T shares subject to a CDSC and Class C shares under the Automatic Withdrawal Plan will be subject to any applicable CDSC. Purchases of additional Class A or Class T shares where the sales load is imposed concurrently with withdrawals of Class A or Class T shares generally are undesirable.

     Certain Retirement Plans, including Dreyfus-sponsored retirement plans, may permit certain participants to establish an automatic withdrawal plan from such Retirement Plans. Participants should consult their Retirement Plan sponsor and tax adviser for details. Such a withdrawal plan is different than the Automatic Withdrawal Plan.

     LETTER OF INTENT--CLASS A AND CLASS T SHARES. By signing a Letter of Intent form, which can be obtained by calling 1-800-554-4611, you become eligible for the reduced sales load applicable to the total number of Eligible Fund shares purchased in a 13-month period pursuant to the terms and conditions set forth in the Letter of Intent. A minimum initial purchase of $5,000 is required. To compute the applicable sales load, the offering price of shares you hold (on the date of submission of the Letter of Intent) in any Eligible Fund that may be used toward "Right of Accumulation" benefits described above may be used as a credit toward completion of the Letter of Intent. However, the reduced sales load will be applied only to new purchases.

     The Transfer Agent will hold in escrow 5% of the amount indicated in the Letter of Intent for payment of a higher sales load if you do not purchase the full amount indicated in the Letter of Intent. The escrow will be released when you fulfill the terms of the Letter of Intent by purchasing the specified amount. If your purchases qualify for a further sales load reduction, the sales load will be adjusted to reflect your total purchase at the end of 13 months. If total purchases are less than the amount specified, you will be requested to remit an amount equal to the difference between the sales load actually paid and the sales load applicable to the aggregate purchases actually made. If such remittance is not received within 20 days, the Transfer Agent, as attorney-in-fact pursuant to the terms of the Letter of Intent, will redeem an appropriate number of Class A or Class T shares of the Fund held in escrow to realize the difference. Signing a Letter of Intent does not bind you to purchase, or the Fund to sell, the full amount indicated at the sales load in effect at the time of signing, but you must complete the intended purchase to obtain the reduced sales load. At the time you purchase Class A or Class T shares, you must indicate your intention to do so under a Letter of Intent. Purchases pursuant to a Letter of Intent will be made at the then-current net asset value plus the applicable sales load in effect at the time such Letter of Intent was executed.

     CORPORATE PENSION/PROFIT-SHARING AND PERSONAL RETIREMENT PLANS. The Fund makes available to corporations a variety of prototype pension and profit-sharing plans, including a 401(k) Salary Reduction Plan. In addition, the Fund makes available Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs, and rollover IRAs), Education Savings Accounts and 403(b)(7) Plans. Plan support services are also available.

     If you wish to purchase Fund shares in conjunction with a Keogh Plan, a 403(b)(7) Plan, an Education Savings Account or an IRA, including a SEP-IRA, you may request from the Distributor forms for adoption of such plans.

     The entity acting as custodian for Keogh Plans, 403(b)(7) Plans or IRAs may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.

     SHARES MAY BE PURCHASED IN CONNECTION WITH THESE PLANS ONLY BY DIRECT REMITTANCE TO THE ENTITY ACTING AS CUSTODIAN. PURCHASES FOR THESE PLANS MAY NOT BE MADE IN ADVANCE OF RECEIPT OF FUNDS.

     You should read the prototype retirement plan and the appropriate form of custodial agreement for further details as to eligibility, service fees and tax implications, and should consult a tax adviser.


(PAGE)

                        DETERMINATION OF NET ASSET VALUE

     VALUATION OF PORTFOLIO SECURITIES. Portfolio securities, including covered call options written by the Fund, are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term investments may be carried at amortized cost, which approximates value. Market quotations for foreign securities in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange. Expenses and fees, including the management fee and fees under the Distribution Plan and Shareholder Services Plan, as applicable, are accrued daily and taken into account for the purpose of determining the net asset value of Fund shares. Because of the difference in operating expenses incurred by each Class, the per share net asset value of each Class will differ.

     Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, or are determined by the Fund not to accurately reflect fair value (such as when an event occurs after the close of the exchange on which the security is principally traded and that is determined by the Fund to have changed the value of the security) or are not valued by a pricing service approved by the Fund's Board, are valued at fair value as determined in good faith based on procedures approved by the Board. The valuation of a security based on fair value procedures may differ from the security's most recent closing price, and from the prices used by the other mutual funds to calculate their net asset values. Restricted securities which are, or are convertible into, securities of the same class of other securities for which a public market exists usually will be valued at such market value less the same percentage discount at which the restricted securities were purchased. The discount will be revised periodically by the board if the Board members believe that it no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Board.

     NEW YORK STOCK EXCHANGE CLOSINGS. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

     Management believes that the Fund qualified as a "regulated investment company" under the Code for the fiscal year ended December 31, 2002. The Fund intends to continue to so qualify as long as such qualification is in the best interests of its shareholders. Such qualification relieves the Fund of any liability for Federal income tax to the extent the Fund's net investment income and net realized securities gains are distributed to shareholders in accordance with applicable provisions of the Code. To qualify as a regulated investment company, the Fund must distribute at least 90% of its net income (consisting of net investment income and net short-term capital gain) to its shareholders and meet certain asset diversification and other requirements. If the Fund does not qualify as a regulated investment company, it will be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

     If you elect to receive dividends and distributions in cash, and your dividend and distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividend or distribution and all future dividends and distributions payable to you in additional Fund shares at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

     Any dividend or distribution paid shortly after your purchase may have the effect of reducing the aggregate net asset value of your shares below the cost of the investment. Such a dividend or distribution would be a return on investment in an economic sense, although taxable as stated under "Distributions and Taxes" in the Fund's Prospectus. In addition, the Code provides that if a shareholder holds shares of the Fund for six months or less and has received a capital gain distribution with respect to such shares, any loss incurred on the sale of such shares will be treated as long-term capital loss to the extent of the capital gain distribution received.

     In general, dividends (other than capital gains dividends) paid by the Fund to U.S. corporate shareholders may be eligible for the dividends received deduction to the extent that the Fund's income consists of dividends paid by U.S. corporations on shares that have been held by the Fund for at least 46 days during the 90-day period commencing 45 days before the shares become ex-dividend. In order to claim the dividends received deduction, the investor in the Fund must have held its shares in the Fund for at least 46 days during the 90-day period commencing 45 days before the Fund shares become ex-dividend. Additional restrictions on an investor's ability to claim the dividends received deduction may apply.

     Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gains or losses. However, a portion of the gain or loss realized from the disposition of foreign currencies (including foreign currency denominated bank deposits) and non-U.S. dollar denominated securities (including debt instruments and certain forward contracts and options) may be treated as ordinary income or loss. In addition, all or a portion of any gains realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income. Finally, all or a portion of the gain realized from engaging in "conversion transactions" (generally including certain transactions designed to convert ordinary income into capital gains) may be treated as ordinary income.

     Gain or loss, if any, realized by the Fund from certain forward contracts and options transactions ("Section 1256 contracts") will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon exercise or lapse of Section 1256 contracts as well as from closing transactions. In addition, any Section 1256 contracts or options remaining unexercised at the end of the Fund's taxable year will be treated as sold for its then fair market value, resulting in additional gain or loss to the Fund.

     Offsetting positions held by the Fund involving certain foreign currency forward contracts or options with respect to actively traded personal property may constitute "straddles." To the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in the offsetting position. In addition, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gains on straddle positions may be treated as short-term capital gains or ordinary income. Certain of the straddle positions held by the Fund may constitute "mixed straddles." The Fund may make one or more elections with respect to the treatment of "mixed straddles," resulting in different tax consequences. In certain circumstances, the provisions governing the tax treatment of straddles override or modify certain of the provisions discussed above.

     If the Fund either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interest ("appreciated financial position") and then enters into a short sale, forward, or offsetting notional principal contract (collectively, a "Contract") with respect to the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as, or substantially identical to, the underlying property, the Fund generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Fund enters into the financial position or acquires the property, respectively.

     If the Fund invests in an entity that is classified as a "passive foreign investment company" ("PFIC") for federal income tax purposes, the operation of certain provisions of the Code applying to PFICs could result in the imposition of certain Federal income taxes on the Fund. In addition, gain realized from the sale or other disposition of PFIC securities may be treated as ordinary income.

     Federal regulations require that you provide a certified taxpayer identification number ("TIN") upon opening or reopening an account. See the Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Fund could subject you to a $50 penalty imposed by the Internal Revenue Service.


                             PORTFOLIO TRANSACTIONS

     GENERAL. The Manager assumes general supervision over the placement of securities buy and sell orders on behalf of the funds it manages. In choosing brokers, the Manager evaluates the ability of the broker to execute the particular transaction (taking into account the market for the stock and the size of the order) at the best combination of price and quality of execution. In selecting brokers no factor is necessarily determinative, and seeking to obtain best execution for all trades takes precedence over all other considerations. Brokers are selected after a review of all relevant criteria, including: the actual price to be paid for the shares; the broker's knowledge of the market for the particular stock; the broker's reliability; the broker's integrity or ability to maintain confidentiality; the broker's research capability; commission rates; a broker's ability to ensure that the shares will be delivered on settlement date; a broker's ability to handle specific orders of various size and complexity; the broker's financial condition; the broker's willingness to commit capital; and the sale by the broker of funds managed by the Manager. At various times and for various reasons, certain factors will be more important than others in determining which broker to use.

     The Manager has adopted written trade allocation procedures for its equity and fixed income trading desks. Under such procedures, portfolio managers and the trading desks ordinarily will seek to aggregate (or "bunch") orders that are placed or received concurrently for more than one account. In some cases, this policy may adversely affect the price paid or received by an account, or the size of the position obtained or liquidated. Generally, bunched trades will be allocated among the participating accounts based on the number of shares designated for each account on the trade order. If securities available are insufficient to satisfy the requirements of the participating accounts, available securities generally are allocated among accounts pro rata, based on order sizes. In the case of debt securities, the pro rata allocation is based on the accounts' asset sizes. In allocating trades made on a combined basis, the trading desks seek to achieve the same net unit price of the securities for each participating account. Because a pro rata allocation may not always adequately accommodate all facts and circumstances, the trade allocation procedures allow the allocation of securities on a basis other than pro rata. For example, adjustments may be made to eliminate de minimis positions, to give priority to accounts with specialized investment policies and objectives or to consider the unique characteristics of certain accounts (e.g., available cash, industry or issuer concentration, duration, credit exposure).

     The Manager may deem it appropriate for one of its accounts to sell a security while another of its accounts is purchasing the same security. Under such circumstances, the Manager may arrange to have the purchase and sale transaction effected directly between its accounts ("cross transactions"). Cross transactions will be effected pursuant to procedures adopted under Rule 17a-7 under the 1940 Act.


     Portfolio turnover may vary from year to year as well as within a year. In periods in which extraordinary market conditions prevail, the Manager will not be deterred from changing a Fund's investment strategy as rapidly as needed, in which case higher turnover rates can be anticipated which would result in greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by the Manager based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Higher portfolio turnover rates usually generate additional brokerage commissions and transaction costs and any short-term gains realized from these transactions are taxable to shareholders as ordinary income.

     In connection with its portfolio securities transactions for the fiscal years ended December 31, 2000, 2001 and 2002, the Fund paid brokerage commissions of $1,538,606, $1,211,078, and $2,218,896, respectively, none of which was paid to the Distributor. Such brokerage commissions paid do not include gross spreads and concessions on principal transactions, which, where determinable, amounted to $1,368,875, $1,362,874 and $355,554 in 2000, 2001 and
2002, respectively, none of which was paid to the Distributor.


     The Fund contemplates that, consistent with the policy of obtaining the most favorable net price, brokerage transactions may be conducted through the Manager or an affiliate of the Manager. The Fund's Board has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to the Manager or its affiliates are reasonable and fair.


     During the fiscal years ended December 31, 2000, 2001 and 2002, the Fund paid to an affiliate of the Manager brokerage commissions of $34,811, $77,400 and $22,686, which amounted to approximately 2%, 6% and 1%, respectively, of the aggregate brokerage commissions paid by the Fund for transactions involving approximately 6%, 8% and 3%, respectively, of the aggregate dollar amount of transactions for which the Fund paid brokerage commissions during those three fiscal years.


     IPO ALLOCATIONS. Under the Manager's special trade allocation procedures applicable to domestic and foreign initial and secondary public offerings and Rule 144A transactions (collectively herein "IPOs"), all portfolio managers seeking to participate in an IPO must use reasonable efforts to indicate their interest in the IPO, by account and in writing, to the Equity Trading Desk at least 24 hours prior to the pricing of a deal. Except upon prior written authorization from the Director of Investments or his designee, an indication of interest submitted on behalf of any account must not exceed an amount based on the account's approximate median position size.

     Portfolio managers may specify by account the minimum number of shares deemed to be an adequate allocation. Portfolio managers may not decline any allocation in excess of the minimum number of shares specified on the ground that too few shares are available, and will not receive an allocation of fewer than the minimum number of shares specified. If a portfolio manager does not specify a minimum number of shares deemed to be an adequate allocation, a "default minimum" equal to ten percent of the requested number of shares is assumed. De minimis adjustments may result in larger accounts participating in IPOs to a lesser extent than smaller accounts.

     Based on the indications of interest received by the Equity Trading Desk, the Chief Investment Officer's designee prepares an IPO Allocation Worksheet indicating an appropriate order size for each account, taking into consideration
(i) the number of shares requested for each account; (ii) the relative size of each account; (iii) each account's investment objectives, style and portfolio composition, and (iv) any other factors that may lawfully be considered in allocating IPO shares among accounts.

     If there are insufficient securities to satisfy all orders as reflected on the IPO Allocation Worksheet, the Manager's allocation generally will be distributed among participating accounts pro rata on the basis of each account's order. Allocations may deviate from a strict pro rata allocation if the Chief Investment Officer or his designee determines that it is fair and equitable to allocate on other than a pro rata basis.

     SOFT DOLLARS. Subject to the policy of seeking the best combination of price and execution, the Fund may execute transactions with brokerage firms that provide, along with brokerage services, research services and products, as defined in Section 28(e) of the Securities Exchange Act of 1934. Section 28(e) provides a "safe harbor" to investment managers who use commission dollars of their advised accounts to obtain investment research and brokerage services and products. These arrangements are often called soft dollar arrangements. Research and brokerage services and products that provide lawful and appropriate assistance to the manager in performing investment decision-making responsibilities fall within the safe harbor.

     The services and products provided under these arrangements permit the Manager to supplement its own research and analysis activities, and provide it with information from individuals and research staffs of many securities firms.

     Some of the research products or services received by the Manager may have both a research function and a non-research administrative function (a "mixed use"). If the Manager determines that any research product or service has a mixed use, the Manager will allocate in good faith the cost of such service or product accordingly. The portion of the product or service that the Manager determines will assist it in the investment decision-making process may be paid for in soft dollars. The non-research portion is paid for by the Manager in hard dollars. Any such allocation may create a conflict of interest for the Manager.

     The Manager generally considers the amount and nature of research, execution and other services provided by brokerage firms, as well as the extent to which such services are relied on, and attempts to allocate a portion of the brokerage business of its clients on the basis of that consideration. Neither the research services nor the amount of brokerage given to a particular brokerage firm are made pursuant to any agreement or commitment with any of the selected firms that would bind the Manager to compensate the selected brokerage firm for research provided. The Manager endeavors to direct sufficient commissions to broker/dealers that have provided it with research to ensure continued receipt of research the Manager believes is useful. Actual brokerage commissions received by a broker/dealer may be more or less than the suggested allocations.

     The Manager may receive a benefit from the research services and products that is not passed on to a Fund in the form of a direct monetary benefit. Further, research services and products may be useful to the Manager in providing investment advice to any of the Funds or clients it advises. Likewise, information made available to the Manager from brokerage firms effecting securities transactions for a Fund may be utilized on behalf of another Fund or client. Thus, there may be no correlation between the amount of brokerage commissions generated by a particular Fund or client and the indirect benefits received by that Fund or client.


     The aggregate amount of transactions during the fiscal year ended December 31, 2002 in securities effected on an agency basis through a broker in consideration of, among other things, research services provided, was $96,641,258 and the commissions and concessions related to such transactions were $187,889.



                             PERFORMANCE INFORMATION


     No performance data is provided for Class B, Class C, Class R or Class T shares, since such shares were not offered until the date of November 27, 2002.

     The average annual total return for the 1- 5- and 10-year periods ended December 31, 2002, for the Fund's Class A shares was -16.63%, 1.56%, and 8.68%, respectively.


     Average annual total return is calculated by determining the ending redeemable value of an investment purchased at net asset value (maximum offering price in the case of Class A or Class T) per share with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result. A Class's average annual total return figures calculated in accordance with such formula assume that in the case of Class A or Class T the maximum sales load has been deducted from the hypothetical initial investment at the time of purchase or in the case of Class B or Class C the maximum applicable CDSC has been paid upon redemption at the end of the period.


     The average annual total returns for the Fund's Class A shares for the period ended December 31, 2002 assume deduction of the maximum sales load, which became effective on November 27, 2002, from the hypothetical investment at the time of purchase.

     The total return for the period January 29, 1985 (commencement of operations) to December 31, 2002 for the Fund's Class A shares was 647.92%.


     Total return is calculated by subtracting the amount of the Fund's net asset value (maximum offering price in the case of Class A or Class T) per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period and any applicable CDSC), and dividing the result by the net asset value (maximum offering price in the case of Class A or Class T) per share at the beginning of the period. Total return also may be calculated based on the net asset value per share at the beginning of the period instead of the maximum offering price per share at the beginning of the period for Class A or Class T shares or without giving effect to any applicable CDSC at the end of the period for Class B or Class C shares. In such cases, the calculation would not reflect the deduction of the sales load with respect to Class A or Class T shares or any applicable CDSC with respect to Class B or Class C shares, which, if reflected, would reduce the performance quoted.

     Comparative performance information may be used from time to time in advertising or marketing the Fund's shares, including data from Lipper, Inc., Standard & Poor's 500 Composite Stock Price Index, Russell 2500 Index, Russell 2000 Index, Russell MidCap Index, the Dow Jones Industrial Average, and the NASDAQ Index. From time to time, the Fund may compare its performance against inflation with the performance of other instruments against inflation, such as short-term Treasury Bills (which are direct obligations of the U.S. Government) and FDIC-insured bank money market accounts. In addition, advertising for the Fund may indicate that investors may consider diversifying their investment portfolios in order to seek protection of the value of their assets against inflation.

     Advertising materials for each Fund may include reference to the role played by the Manager or Jack J. Dreyfus, Jr. in popularizing the concept of mutual funds as an investment vehicle and may refer to the role The Dreyfus Corporation and the Dreyfus Family of Funds play or have played in the mutual fund industry, and the fact that the mutual fund industry, which includes the Manager and the Dreyfus Family of Funds, has, through the wide variety of innovative and democratic mutual fund products it has made available, brought to the public investment opportunities once reserved for the few. Advertising materials may also refer to various Dreyfus investor services, including, for example, asset allocation, retirement planning, college planning and IRA investing. From time to time advertising materials for the Fund also may refer to Lipper rankings, or to Morningstar, Value Line, or Lipper Leader Ratings and any related analyses supporting the rating. In addition, advertising material for the Fund may, from time to time, include biographical information relating to its portfolio manager and may refer to, or include commentary by the portfolio manager relating to investment strategy, any or all aspects related to value investing, asset growth, current or past business, political, economic or financial conditions (including developments with regard to taxation and retirement accounts) and other matters of general interest to investors.


                           INFORMATION ABOUT THE FUND

     Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and nonassessable. Fund shares have equal rights as to dividends and in liquidation. Shares have no preemptive or subscription rights and are freely transferable.

     Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Board member from office. Fund shareholders may remove a Board member by the affirmative vote of a majority of the Fund's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

     The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculation on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to the Fund's performance and its shareholders. Accordingly, if the Fund's management determines that an investor is following a market-timing strategy or is otherwise engaging in excessive trading, the Fund, with or without prior notice, may temporarily or permanently terminate the availability of Fund Exchanges, or reject in whole or part any purchase or exchange request, with respect to such investor's account. Such investors also may be barred from purchasing other funds in the Dreyfus Family of Funds. Generally, an investor who makes more than four exchanges out of the Fund during a calendar year or who makes exchanges that appear to coincide with a market-timing strategy may be deemed to be engaged in excessive trading. Accounts under common ownership or control will be considered as one account for purposes of determining a pattern of excessive trading. In addition, the Fund may refuse or restrict purchase or exchange requests by any person or group if, in the judgment of the Fund's management, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Fund receives or anticipates receiving simultaneous orders that may significantly affect the Fund (e.g., amounts equal to 1% or more of the Fund's total assets). If an exchange request is refused, the Fund will take no other action with respect to the shares until it receives further instructions from the investor. The Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund. The Fund's policy on excessive trading applies to investors who invest in the Fund directly or through financial intermediaries, but does not apply to the Dreyfus Auto-Exchange Privilege, to any automatic investment or withdrawal privilege described herein, or to participants in employer-sponsored retirement plans.

     The Fund sends annual and semi-annual financial statements to all its shareholders.


                       COUNSEL AND INDEPENDENT AUDITORS

     Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Fund's Prospectus.

     Ernst & Young LLP, 5 Times Square, New York, New York 10036, independent auditors, have been selected as independent auditors of the Fund.




                    Dreyfus Premier New Leaders Fund, Inc.

                          PART C. OTHER INFORMATION
                          -------------------------

Item 23.    Exhibits.
-------    -----------------------------------------------------

   (a)(i) Registrant's Articles of Incorporation and Articles of Amendment are incorporated by reference to Exhibit (1) of Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A, filed on April 25, 1996.

     (ii) Articles of Amendment and Articles Supplementary, as amended, are incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, filed on September 27, 2002.

     (b) Registrant's By-Laws, as amended, are incorporated by reference to exhibit (b) of Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A, filed on April 25, 2000.

     (d) Management Agreement dated August 24, 1994, as amended October 22, 2002, is incorporated by reference to Exhibit (d) of Post Effective Amendment No. 25 to the Registration Statement on Form N-1A, filed on November 26, 2002.

   (e)(i) Distribution Agreement dated March 22, 2000 is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A, filed on April 25, 2001.

  (e)(ii) Distribution and Shareholders Services Plan Agreements, as amended, are incorporated by reference to Exhibit (1) of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, filed on September 27, 2002.

     (g) Amended and Restated Custody Agreement is incorporated by reference to Exhibit (8)(a) of Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A, filed on April 25, 1996. Sub-Custodian Agreement is incorporated by reference to Exhibit (8)(b) of Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A, filed on April 25, 1996.

     (h) Shareholder Services Plan, as amended, is incorporated by reference to Exhibit (h) of Post Effective Amendment No. 25 to the Registration Statement on Form N-1A, filed on November 26, 2002. .

     (i) Opinion and Consent of Registrant's counsel are incorporated by reference to Exhibit (10) of Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A, filed on April 25, 1996.

     (j)  Consent of Independent Auditors.

     (m)  Rule 12b-1 Distribution Plan is incorporated by reference to Exhibit
          (m) of Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A, filed on November 26, 2002 .

     (n) Rule 18f-3 Plan is incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 25 to the Registration Statement on Form N1-A, filed on November 26, 2002.

     (p) Code of Ethics is incorporated by reference to Exhibit(p) of Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A, filed on April 25, 2001.


(PAGE)

Item 23.    Exhibits. - List (continued)
-------     -----------------------------------------------------

            Other Exhibits
            --------------

               (a) Powers of Attorney for Stephen E. Canter and James Windels, officers, are incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on April 25, 2002. Other Powers of Attorney are incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A, filed on April 25, 2000.


               (b) Certificate of Secretary is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed on April 25, 2000.


Item 24.    Persons Controlled by or under Common Control with Registrant.
-------     --------------------------------------------------------------

            Not Applicable


Item 25.    Indemnification
-------     ---------------

            The Statement as to the general effect of any contract, arrangements or statute under which a director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection, is incorporated by reference to Exhibit (b) of Part C of Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A, filed on April 25, 2000.

            Reference is also made to the Distribution Agreement attached as Exhibit (e) of Post-Effective Amendment No. 22 to the
            Registration Statement on Form N-1A filed on April 25, 2001.


Item 26.    Business and Other Connections of Investment Adviser.
-------      ----------------------------------------------------

            The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser, manager and distributor for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer of shares of investment companies sponsored by Dreyfus and of other investment companies for which Dreyfus acts as investment adviser, sub-investment adviser or administrator. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.


ITEM 26.        BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER (CONTINUED)

                OFFICERS AND DIRECTORS OF INVESTMENT ADVISER

Name and Position
WITH DREYFUS                       OTHER BUSINESSES                      POSITION HELD                 DATES

MANDELL L. BERMAN                  Self-Employed                         Real Estate Consultant,       11/74 - Present
Director                           29100 Northwestern Highway            Residential Builder and
                                   Suite 370                             Private Investor
                                   Southfield, MI 48034

STEPHEN R. BYERS                   Lighthouse Growth Advisors LLC++      Member, Board of Managers     9/02 - Present
Director, Vice Chairman, and                                             President                     9/02 - 11/02
Chief Investment Officer
                                   Dreyfus Service Corporation++         Senior Vice President         3/00 - Present

                                   Founders Asset Management,            Member, Board of Managers     6/02 - Present
                                   LLC****

                                   Dreyfus Investment Advisors,          Chief Investment Officer      2/02 - Present
                                   Inc. ++                               and Director

STEPHEN E. CANTER                  Mellon Financial Corporation+         Vice Chairman                 6/01 - Present
Chairman of the Board,
Chief Executive Officer and        Mellon Bank, N.A.+                    Vice Chairman                 6/01 - Present
Chief Operating Officer
                                   Mellon Growth Advisors, LLC*          Board Member                  1/02 - Present

                                   Dreyfus Investment                    Chairman of the Board         1/97 - 2/02
                                   Advisors, Inc.++                      Director                      5/95 - 2/02
                                                                         President                     5/95 - 2/02

                                   Newton Management Limited             Director                      2/99 - Present
                                   London, England

                                   Mellon Bond Associates, LLP+          Executive Committee           1/99 - Present
                                                                         Member

                                   Mellon Equity Associates, LLP+        Executive Committee           1/99 - Present
                                                                         Member

                                   Franklin Portfolio Associates,        Director                      2/99 - Present
                                   LLC*

                                   Franklin Portfolio Holdings, Inc.*    Director                      2/99 - Present

                                   The Boston Company Asset              Director                      2/99 - Present
                                   Management, LLC*

                                   TBCAM Holdings, Inc.*                 Director                      2/99 - Present

                                   Mellon Capital Management             Director                      1/99 - Present
                                   Corporation***

                                   Founders Asset Management             Member, Board of              12/97 - Present
                                   LLC****                               Managers

                                   The Dreyfus Trust Company+++          Director                      6/95 - Present
                                                                         Chairman                      1/99 - Present
                                                                         President                     1/99 - Present
                                                                         Chief Executive Officer       1/99 - Present

J. CHARLES CARDONA                 Dreyfus Investment Advisors,          Chairman of the Board         2/02 - Present
Director and Vice Chairman         Inc.++

                                   Boston Safe Advisors, Inc.++          Director                      10/01 - Present

                                   Dreyfus Service Corporation++         Executive Vice President      2/97 - Present
                                                                         Director                      8/00 - Present

STEVEN G. ELLIOTT                  Mellon Financial Corporation+         Director                      1/01 - Present
Director                                                                 Senior Vice Chairman          1/99 - Present
                                                                         Chief Financial Officer       1/90 - Present

                                   Mellon Bank, N.A.+                    Director                      1/01 - Present
                                                                         Senior Vice Chairman          3/98 - Present
                                                                         Chief Financial Officer       1/90 - Present

                                   Mellon EFT Services Corporation       Director                      10/98 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Mellon Financial Services             Director                      1/96 - Present
                                   Corporation #1                        Vice President                1/96 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Boston Group Holdings, Inc.*          Vice President                5/93 - Present

                                   APT Holdings Corporation              Treasurer                     12/87 - Present
                                   Pike Creek Operations Center
                                   4500 New Linden Hill Road
                                   Wilmington, DE 19808

                                   Allomon Corporation                   Director                      12/87 - Present
                                   Two Mellon Bank Center
                                   Pittsburgh, PA 15259

                                   Mellon Financial Company+             Principal Exec. Officer       1/88 - Present
                                                                         Chief Executive Officer       8/87 - Present
                                                                         Director                      8/87 - Present
                                                                         President                     8/87 - Present

                                   Mellon Overseas Investments           Director                      4/88 - Present
                                   Corporation+

                                   Mellon Financial Services             Treasurer                     12/87 - Present
                                   Corporation # 5+

                                   Mellon Financial Markets, Inc.+       Director                      1/99 - Present

                                   Mellon Financial Services             Director                      1/99 - Present
                                   Corporation #17

                                   Mellon Mortgage Company               Director                      1/99 - Present
                                   Houston, TX

                                   Mellon Ventures, Inc. +               Director                      1/99 - Present

LAWRENCE S. KASH                   The Dreyfus Trust Company+++          Director                      12/94 - Present
Vice Chairman

                                   Mellon Bank, N.A.+                    Executive Vice President      6/92 - Present

                                   Boston Group Holdings, Inc.*          Director                      5/93 - Present
                                                                         President                     5/93 - Present

DAVID F. LAMERE                    Mellon Financial Corporation +        Vice Chairman                 9/01 - Present
Director
                                   Wellington-Medford II Properties,     President and Director        2/99 - Present
                                   Inc.
                                   Medford, MA

                                   TBC Securities Co., Inc.              President and Director        2/99 - Present
                                   Medford, MA

                                   The Boston Company, Inc. *            Chairman & CEO                1/99 - Present

                                   Boston Safe Deposit and Trust         Chairman & CEO                1/99 - Present
                                   Company*

                                   Mellon Private Trust Co., N.A.        Chairman                      4/97 - 8/00
                                   2875 Northeast 191st Street,          Director                      4/97 - 8/00
                                   North Miami, FL 33180

                                   Newton Management Limited             Director                      10/98 - Present
                                   London, England

                                   Laurel Capital Advisors, LLP+         Executive Committee Member    8/98 - Present

                                   Mellon Bank, N.A. +                   Vice Chairman                 8/01 - Present
                                                                         Exec. Management Group
                                                                         Exec. Vice President          8/01 - Present
                                                                                                       2/99 - 9/01
                                   Mellon Trust of New York National     Chairman                      4/98 - 8/00
                                   Association
                                   1301 Avenue of the Americas
                                   New York, NY 10017

                                   Mellon Trust of California            Chairman                      2/96 - 8/00
                                   Los Angles, CA

                                   Mellon United National Bank           Chairman                      2/95 - Present
                                   2875 Northeast 191st Street,          Director                      11/98 - Present
                                   North Miami, FL 33180

                                   Mellon Asset Holding's, Inc. +        President                     3/99 - Present
                                                                         Director                      6/99 - Present

                                   Mellon Global Investing Corp. +       President                     1/00 - Present

MARTIN G. MCGUINN                  Mellon Financial Corporation+         Chairman                      1/99 - Present
Director                                                                 Chief Executive Officer       1/99 - Present
                                                                         Director                      1/98 - Present

                                   Mellon Bank, N. A. +                  Chairman                      3/98 - Present
                                                                         Chief Executive Officer       3/98 - Present
                                                                         Director                      1/98 - Present

                                   Mellon Leasing Corporation+           Vice Chairman                 12/96 - Present

MICHAEL G. MILLARD                 Lighthouse Growth Advisors LLC++      Member, Board of Managers     9/02 - Present
Director and President                                                   Vice President                9/02 - 11/02

                                   Dreyfus Service Corporation++         Chairman of the Board         4/02 - Present
                                                                         Chief Executive Officer       4/02 - Present
                                                                         Director                      8/00 - Present
                                                                         Executive Vice President      8/00 - 5/02
                                                                         Senior Vice President         3/00 - 8/00
                                                                         Executive Vice President -    5/98 - 3/00
                                                                         Dreyfus Investment Division

                                   Dreyfus Service Organization, Inc.    Director                      4/02 - Present

                                   Dreyfus Insurance Agency of           Director                      4/02 - Present
                                   Massachusetts Inc. ++

                                   Founders Asset Management             Member, Board of Managers     5/01 - Present
                                   LLC****
                                   Boston Safe Advisors, Inc. ++         Director                      10/01 - Present

RONALD P. O'HANLEY                 Mellon Financial Corporation+         Vice Chairman                 6/01 - Present
Vice Chairman
and Director                       Mellon Bank, N.A. +                   Vice Chairman                 6/01 - Present

                                   Mellon Growth Advisors, LLC*          Board Member                  1/02 - Present

                                   Standish-Mellon Asset Management      Board Member                  7/01 - Present
                                   Holdings, LLC
                                   One Financial Center
                                   Boston, MA 02211

                                   Standish-Mellon Asset Management      Board Member                  7/01 - Present
                                   Company, LLC
                                   One Financial Center
                                   Boston, MA 02211

                                   Franklin Portfolio Holdings, Inc.*    Director                      3/97 - Present

                                   Franklin Portfolio Associates,        Director                      3/97 - Present
                                   LLC*


                                   Pareto Partners (NY)                  Partner Representative        2/00 - Present
                                   505 Park Avenue
                                   NY, NY 10022

                                   Boston Safe Deposit and Trust         Executive Committee           1/99 - 1/01
                                   Company* Member
                                                                         Director                      1/99 - 1/01

                                   The Boston Company, Inc.*             Executive Committee           1/99 - 1/01
                                                                         Member                        1/99 - 1/01
                                                                         Director

                                   Buck Consultants, Inc.++              Director                      7/97 - Present

                                   Newton Management Limited             Executive Committee           10/98 - Present
                                   London, England Member
                                                                         Director                      10/98 - Present

                                   Mellon Global Investments Japan Ltd.  Non-Resident Director         11/98 - Present
                                   Tokyo, Japan

                                   TBCAM Holdings, Inc.*                 Director                      10/97 - Present

                                   The Boston Company Asset              Director                      1/98 - Present
                                   Management, LLC*

                                   Boston Safe Advisors, Inc. ++         Chairman                      6/97 - 10/01
                                                                         Director                      2/97 - 10/01

                                   Pareto Partners                       Partner Representative        5/97 - Present
                                   271 Regent Street
                                   London, England W1R 8PP

                                   Mellon Capital Management             Director                      2/97 -Present
                                   Corporation***

                                   Certus Asset Advisors Corp.**         Director                      2/97 - Present

                                   Mellon Bond Associates, LLP+          Trustee                       1/98 - Present
                                                                         Chairman                      1/98 - Present

                                   Mellon Equity Associates, LLP+        Trustee                       2/97 - Present
                                                                         Chairman                      2/97 - Present

                                   Mellon Global Investing Corp. *       Director                      5/97 - Present
                                                                         Chairman                      5/97 - Present
                                                                         Chief Executive Officer       5/97 - Present

                                   Laurel Capital Advisors+              Trustee                       3/97 - 10/01

J. DAVID OFFICER                   Dreyfus Service Corporation++         President                     3/00 - Present
Vice Chairman                                                            Executive Vice President      5/98 - 3/00
and Director                                                             Director                      3/99 - Present

                                   MBSC, LLC++                           Manager, Board of Managers    4/02 - Present
                                                                         and President

                                   Boston Safe Advisors, Inc.++          Director                      10/01 - Present

                                   Dreyfus Transfer, Inc.++             Chairman and Director         2/02 - Present

                                   Dreyfus Service Organization,         Director                      3/99 - Present
                                   Inc.++

                                   Dreyfus Insurance Agency of           Director                      5/98 - Present
                                   Massachusetts, Inc.*

                                   Dreyfus Brokerage Services, Inc.      Chairman                      3/99 -1/2
                                   6500 Wilshire Boulevard, 8th Floor,
                                   Los Angeles, CA 90048

                                   Seven Six Seven Agency, Inc.++        Director                      10/98 - Present

                                   Mellon Residential Funding Corp. +    Director                      4/97 - Present

                                   Mellon Trust of Florida, N.A.         Director                      8/97 - Present
                                   2875 Northeast 191st Street
                                   North Miami Beach, FL 33180

                                   Mellon Bank, N.A.+                    Executive Vice President      7/96 - Present

                                   The Boston Company, Inc.*             Vice Chairman                 1/97 - Present
                                                                         Director                      7/96 - Present

                                   RECO, Inc.*                           President                     11/96 - Present
                                                                         Director                      11/96 - Present

                                   Boston Safe Deposit and Trust         Director                      7/96 - Present
                                   Company*

                                   Mellon Trust of New York              Director                      6/96 - Present
                                   1301 Avenue of the Americas
                                   New York, NY 10019

                                   Mellon Trust of California            Director                      6/96 - Present
                                   400 South Hope Street
                                   Suite 400
                                   Los Angeles, CA 90071

                                   Mellon United National Bank           Director                      3/98 - Present
                                   1399 SW 1st Ave., Suite 400
                                   Miami, Florida

                                   Boston Group Holdings, Inc.*          Director                      12/97 - Present

                                   Dreyfus Financial Services Corp. +    Director                      9/96 - 4/02

                                   Dreyfus Investment Services           Director                      4/96 - Present
                                   Corporation+

RICHARD W. SABO                    Founders Asset Management             President                     12/98 - Present
Director                           LLC****                               Chief Executive Officer       12/98 - Present

DIANE P. DURNIN                    Seven Six Seven Agency, Inc. ++       Director                      4/02 - Present
Executive Vice President

MARK N. JACOBS                     Dreyfus Investment                    Director                      4/97 - Present
General Counsel,                   Advisors, Inc.++
Executive Vice President, and
Secretary                          The Dreyfus Trust Company+++          Director                      3/96 - Present

                                   The TruePenny Corporation++           President                     10/98 - Present
                                                                         Director                      3/96 - Present

PATRICE M. KOZLOWSKI               None
Senior Vice President -
Corporate
Communications

WILLIAM H. MARESCA                 Lighthouse Growth Advisors LLC++      Member, Board of Managers     9/02 - Present
Controller                                                               Vice President and            9/02 - Present
                                                                         Treasurer

                                                                         Chief Financial Officer
                                   The Dreyfus Trust Company+++          Treasurer                     3/99 - Present
                                                                         Director                      9/98 - Present
                                                                                                       3/97 - Present

                                   MBSC, LLC++                           Chief Financial Officer and   4/02 - Present
                                                                         Manager, Board of Managers
                                   Boston Safe Advisors, Inc. ++         Chief Financial Officer and   10/01 - Present
                                                                         Director

                                   Dreyfus Service Corporation++         Chief Financial Officer       12/98 - Present
                                                                         Director                      8/00 - Present

                                   Dreyfus Consumer Credit               Treasurer                     10/98 - Present
                                   Corporation ++

                                   Dreyfus Investment Advisors, Inc. ++  Treasurer                     10/98 - Present

                                   Dreyfus-Lincoln, Inc.                 Vice President                10/98 - Present
                                   c/o Mellon Corporation                Director                      2/02 - Present
                                   Two Greenville Center
                                   4001 Kennett Pike
                                   Suite 218
                                   Greenville, DE 19807

                                   The TruePenny Corporation++           Vice President                10/98 - Present
                                                                         Director                      2/02 - Present

                                   The Trotwood Corporation++            Vice President                10/98 - 7/99

                                   Trotwood Hunters Corporation++        Vice President                10/98 - 7/99

                                   Trotwood Hunters Site A Corp. ++      Vice President                10/98 - 7/99

                                   Dreyfus Transfer, Inc. ++             Chief Financial Officer       5/98 - Present

                                   Dreyfus Service                       Treasurer                     3/99 - Present
                                   Organization, Inc.++

                                   Dreyfus Insurance Agency of           Assistant Treasurer           5/98 - Present
                                   Massachusetts, Inc.*

MARY BETH LEIBIG                   None
Vice President -
Human Resources

ANGELA E. PRICE                    None
Vice President

THEODORE A. SCHACHAR               Lighthouse Growth Advisors LLC++      Assistant Treasurer           9/02 - Present
Vice President - Tax
                                   Dreyfus Service Corporation++         Vice President -Tax           10/96 - Present

                                   MBSC, LLC++                           Vice President -Tax           4/02 - Present

                                   The Dreyfus Consumer Credit           Chairman                      6/99 - Present
                                   Corporation ++                        President                     6/99 - Present

                                   Dreyfus Investment Advisors,          Vice President - Tax          10/96 - Present
                                   Inc.++

                                   Dreyfus Service Organization,         Vice President - Tax          10/96 - Present
                                   Inc.++
WENDY STRUTT                       None
Vice President

RAYMOND J. VAN COTT                Mellon Financial Corporation+         Vice President                7/98 - Present
Vice President -
Information Systems

JAMES BITETTO                      The TruePenny Corporation++           Secretary                     9/98 - Present
Assistant Secretary
                                   Dreyfus Service Corporation++         Assistant Secretary           8/98 - Present

                                   Dreyfus Investment                    Assistant Secretary           7/98 - Present
                                   Advisors, Inc.++

                                   Dreyfus Service                       Assistant Secretary           7/98 - Present
                                   Organization, Inc.++

                                   The Dreyfus Consumer Credit           Vice President and Director   2/02 - Present
                                   Corporation++

STEVEN F. NEWMAN                   Dreyfus Transfer, Inc. ++             Vice President                2/97 - Present
Assistant Secretary                                                      Director                      2/97 - Present
                                                                         Secretary                     2/97 - Present

                                   Dreyfus Service                       Secretary                     7/98 - Present
                                   Organization, Inc.++

*        The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**       The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***      The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
****     The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.
+        The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++       The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++      The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.




Item 27.    Principal Underwriters
--------    ----------------------

     (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

1)    CitizensSelect Funds
2)    Dreyfus A Bonds Plus, Inc.
3)    Dreyfus Appreciation Fund, Inc.
4)    Dreyfus Balanced Fund, Inc.
5)    Dreyfus BASIC Money Market Fund, Inc.
6)    Dreyfus BASIC U.S. Mortgage Securities Fund
7)    Dreyfus BASIC U.S. Government Money Market Fund
8)    Dreyfus Bond Funds, Inc.
9)    Dreyfus California Intermediate Municipal Bond Fund
10)   Dreyfus California Tax Exempt Bond Fund, Inc.
11)   Dreyfus California Tax Exempt Money Market Fund
12)   Dreyfus Cash Management
13)   Dreyfus Cash Management Plus, Inc.
14)   Dreyfus Connecticut Intermediate Municipal Bond Fund
15)   Dreyfus Connecticut Municipal Money Market Fund, Inc.
16)   Dreyfus Fixed Income Securities
17)   Dreyfus Florida Intermediate Municipal Bond Fund
18)   Dreyfus Florida Municipal Money Market Fund
19)   Dreyfus Founders Funds, Inc.
20)   The Dreyfus Fund Incorporated
21)   Dreyfus GNMA Fund, Inc.
22)   Dreyfus Government Cash Management Funds
23)   Dreyfus Growth and Income Fund, Inc.
24)   Dreyfus Growth and Value Funds, Inc.
25)   Dreyfus Growth Opportunity Fund, Inc.
26)   Dreyfus Index Funds, Inc.
27)   Dreyfus Institutional Cash Advantage Funds
28)   Dreyfus Institutional Money Market Fund
29)   Dreyfus Institutional Preferred Money Market Funds
30)   Dreyfus Insured Municipal Bond Fund, Inc.
31)   Dreyfus Intermediate Municipal Bond Fund, Inc.
32)   Dreyfus International Funds, Inc.
33)   Dreyfus Investment Grade Bond Funds, Inc.
34)   Dreyfus Investment Portfolios
35)   The Dreyfus/Laurel Funds, Inc.
36)   The Dreyfus/Laurel Funds Trust
37)   The Dreyfus/Laurel Tax-Free Municipal Funds
38)   Dreyfus LifeTime Portfolios, Inc.
39)   Dreyfus Liquid Assets, Inc.
40)   Dreyfus Massachusetts Intermediate Municipal Bond Fund
41)   Dreyfus Massachusetts Municipal Money Market Fund
42)   Dreyfus Massachusetts Tax Exempt Bond Fund
43)   Dreyfus Midcap Index Fund, Inc.
44)   Dreyfus Money Market Instruments, Inc.
45)   Dreyfus Municipal Bond Fund, Inc.
46)   Dreyfus Municipal Cash Management Plus
47)   Dreyfus Municipal Funds, Inc.
48)   Dreyfus Municipal Money Market Fund, Inc.
49)   Dreyfus New Jersey Intermediate Municipal Bond Fund
50)   Dreyfus New Jersey Municipal Money Market Fund, Inc.
51)   Dreyfus New York Municipal Cash Management
52)   Dreyfus New York Tax Exempt Bond Fund, Inc.
53)   Dreyfus New York Tax Exempt Intermediate Bond Fund
54)   Dreyfus New York Tax Exempt Money Market Fund
55)   Dreyfus U.S. Treasury Intermediate Term Fund
56)   Dreyfus U.S. Treasury Long Term Fund
57)   Dreyfus 100% U.S. Treasury Money Market Fund
58)   Dreyfus Pennsylvania Intermediate Municipal Bond Fund
59)   Dreyfus Pennsylvania Municipal Money Market Fund
60)   Dreyfus Premier California Municipal Bond Fund
61)   Dreyfus Premier Equity Funds, Inc.
62)   Dreyfus Premier Fixed Income Funds
63)   Dreyfus Premier International Funds, Inc.
64)   Dreyfus Premier GNMA Fund
65)   Dreyfus Premier Municipal Bond Fund
66)   Dreyfus Premier New Jersey Municipal Bond Fund, Inc.

67)   Dreyfus Premier New York Municipal Bond Fund
68)   Dreyfus Premier Opportunity Funds
69)   Dreyfus Premier State Municipal Bond Fund
70)   Dreyfus Premier Stock Funds
71)   The Dreyfus Premier Third Century Fund, Inc.
72)   Dreyfus Premier Value Equity Funds
73)   Dreyfus Premier Worldwide Growth Fund, Inc.
74)   Dreyfus Short-Intermediate Government Fund
75)   Dreyfus Short-Intermediate Municipal Bond Fund
76)   The Dreyfus Socially Responsible Growth Fund, Inc.
77)   Dreyfus Stock Index Fund, Inc.
78)   Dreyfus Tax Exempt Cash Management
79)   Dreyfus Treasury Cash Management
80)   Dreyfus Treasury Prime Cash Management
81)   Dreyfus Variable Investment Fund
82)   Dreyfus Worldwide Dollar Money Market Fund, Inc.
83)   General California Municipal Bond Fund, Inc.
84)   General California Municipal Money Market Fund
85)   General Government Securities Money Market Funds, Inc.
86)   General Money Market Fund, Inc.
87)   General Municipal Bond Fund, Inc.
88)   General Municipal Money Market Funds, Inc.
89)   General New York Municipal Bond Fund, Inc.
90)   General New York Municipal Money Market Fund
91)   Mellon Funds Trust




(b)

                                                                                                 None Positions
Name and principal                                                                               and offices with
business address                      Positions and offices with the Distributor                 Registrant
----------------                      ------------------------------------------                 ----------

Michael G. Millard *                  Chief Executive Officer and Chairman of the Board          None
J. David Officer *                    President and Director                                     None
J. Charles Cardona *                  Executive Vice President and Director                      None
                                                                                                 None
Anthony DeVivio **                    Executive Vice President and Director                      None
James Neiland*                        Executive Vice President and Director                      None
Irene Papadoulis **                   Director                                                   None
Prasanna Dhore *                      Executive Vice President                                   None
Noreen Ross *                         Executive Vice President                                   None
Matthew R. Schiffman *                Executive Vice President                                   None
William H. Maresca *                  Chief Financial Officer and Director                       None
Ken Bradle **                         Senior Vice President                                      None
Stephen R. Byers *                    Senior Vice President                                      Executive Vice
                                                                                                 President
Lawrence S. Kash *                    Senior Vice President                                      None
Walter Kress *                        Senior Vice President                                      None
Matthew Perrone **                    Senior Vice President                                      None
Bradley J. Skapyak *                  Senior Vice President                                      None
Bret Young *                          Senior Vice President                                      None
Jane Knight *                         Chief Legal Officer and Secretary                          None
Stephen Storen *                      Chief Compliance Officer                                   None
Maria Georgopoulos *                  Vice President - Facilities Management                     None
William Germenis *                    Vice President - Compliance                                Anti-Money
                                                                                                 Laundering
                                                                                                 Compliance Officer
Tracy Hopkins *                       Vice President                                             None
Hal Marshall *                        Vice President - Compliance                                None
Mary Merkle *                         Vice President - Compliance                                None
Paul Molloy *                         Vice President                                             None
James Muir *                          Vice President - Compliance                                None
Anthony Nunez *                       Vice President - Finance                                   None
Theodore A. Schachar *                Vice President - Tax                                       None
William Schalda *                     Vice President                                             None
John Shea *                           Vice President - Finance                                   None
Susan Verbil *                        Vice President - Finance                                   None
William Verity *                      Vice President - Finance                                   None
James Windels *                       Vice President                                             Treasurer
James Bitetto *                       Assistant Secretary                                        None
Ronald Jamison *                      Assistant Secretary                                        None
Carlene Kim *                         Assistant Secretary                                        None


*   Principal business address is 200 Park Avenue, New York, NY 10166.
**  Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.




Item 28.  Location of Accounts and Records
-------   --------------------------------

               1.     Mellon Bank, N.A.
                      One Mellon Bank Center
                      Pittsburgh, Pennsylvania 15258

               2.     Boston Financial Services, Inc.
                      One American Express Plaza
                      Providence, Rhode Island 02903

               3.     The Dreyfus Corporation
                      200 Park Avenue
                      New York, New York 10166

Item 29.  Management Services
-------   -------------------

          Not Applicable

Item 30.  Undertakings
-------   ------------

          None




                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 28th day of April, 2003.

                         DREYFUS PREMIER NEW LEADERS FUND, INC.

                     BY: /s/Stephen E. Canter*
                         ------------------------------------------
                         STEPHEN E. CANTER, PRESIDENT

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

          Signatures                      Title                         Date
--------------------------       -----------------------------          -------

/s/Stephen E. Canter*           President(Principal Executive           4/28/03
-----------------------------   Officer)
Stephen E. Canter

/s/James Windels*               Treasurer                               4/28/03
-----------------------------   (Principal Financial and
James Windels                   Accounting Officer)

/s/Joseph S. DiMartino*         Chairman of the Board                   4/28/03
-----------------------------
Joseph S. DiMartino

/s/David W. Burke*              Board Member                            4/28/03
------------------------------
David W. Burke

/s/Hodding Carter, III*         Board Member                            4/28/03
-----------------------------
Hodding Carter, III

/s/Ehud Houminer*               Board Member                            4/28/03
-----------------------------
Ehud Houminer

/s/Richard C. Leone*            Board Member                            4/28/03
-----------------------------
Richard C. Leone

/s/Hans C. Mautner*             Board Member                            4/28/03
-----------------------------
Hans C. Mautner

/s/Robin A. Pringle*            Board Member                            4/28/03
-----------------------------
Robin A. Pringle

/s/John E. Zuccotti*            Board Member                            4/28/03
-----------------------------
John E. Zuccotti

*BY:
           /s/John B. Hammalian*
           --------------------------
           John B. Hammalian,
           Attorney-in-Fact



                                INDEX OF EXHIBITS


Exhibit No.

23(j) Consent of Independent Auditors